UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia  30677

(Address of principal executive offices)(Zip code)

Sareena Khwaja-Dixon, Esq.
ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO  80203

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31, 2016

Date of reporting period: June 1, 2015 through May 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                      Reports to Stockholders.

ANNUAL REPORT
May 31, 2016

STADION TACTICAL GROWTH FUND
STADION TACTICAL DEFENSIVE FUND
STADION TRILOGY ALTERNATIVE RETURN FUND
STADION ALTERNATIVE INCOME FUND
STADION DEFENSIVE INTERNATIONAL FUND
STADION MANAGED RISK 100 FUND

TABLE OF CONTENTS

Letter to Shareholders	1
Performance Information	6
Disclosure of Fund Expenses	18
Schedules of Investments	20
Statements of Assets and Liabilities	33
Statements of Operations	35
Statements of Changes in Net Assets	37
Financial Highlights	40
Notes to Financial Statements	58
Report of Independent Registered Public Accounting Firm	72
Additional Information	73
Board of Trustees and Executive Officers	74
Approval of Investment Advisory Agreements	76

Stadion Investment Trust	Letter to Shareholders

May 31, 2016 (Unaudited)

Dear Stadion Shareholder,

We are pleased to present Stadion Funds’ Annual Report through May 31, 2016, including an overview and discussion of market conditions intended to add context to the purpose and results of our investment approach.

12 Month Equity Market Overview:

‘Volatile’ may best describe equity markets for most of the year. Let’s look at it more closely with the S&P 500 Index as a stand‐in for observing equity volatility through the year. From June through mid‐August, 2015 the S&P 500 Index traded narrowly sideways with no real gains. Then in August, China’s sluggish economy and the potential for Federal Open Market Committee (“FOMC”) rate increases weighed heavily as stock prices sunk. From it’s July 20th peak the index slumped ‐12.25% by August 25th, following up with wild daily swings through much of September before finding firmer footing and racing higher by +12.12% in October when the FOMC announced it was delaying rate hikes. Even with this good news, the S&P 500 Index continued meeting resistance at 2100 through year end.

With volatility persisting, November and December equities stumbled downhill as a negative trend developed behind oil prices probing modern‐day lows. An initial FOMC rate hike amplified already‐negative investor sentiment leading the S&P 500 Index to stumble along with other world equity indices, losing ‐13% from November 3rd, 2015 to February 11th, 2016. By mid‐February sentiment shifted favorably as Chinese equity and currency markets stabilized, oil prices rallied, and Federal Reserve Chairwoman Janet Yellen suggested the Federal Reserve (“Fed”) was not on a “preset” course to raise rates, even alluding to the feasibility of negative short term rates to stimulate economic growth. A nicely positive trend emerged from Mid‐February until April 20th, with the S&P 500 Index climbing +14.94% to 2102.40 before again meeting resistance and trading mostly sideways to close May, 2016 at 2096.96.

For the year ending May 31st, 2016, the S&P 500 Total Return Index gained just +1.72% amidst massive volatility. The also volatile NASDAQ Composite index was down ‐1.08%, and small cap stocks as measured by the Russell 2000 Index were down ‐5.97%.  Most broad international markets have struggled, with the MSCI EAFE Index (developed countries) down ‐9.24%, and the MSCI Emerging Market Index down ‐17.33%.

12 Month Bond Market Overview:

The past year’s interest rate markets have been marked by two rather range‐bound periods separated by a sharp move lower. Ten year US treasury rates spiked rather quickly in early June, jumping from 2.12% to almost 2.5%. However, late May to late December, trading was sideways between 2% and 2.5%, closing 2015 at 2.27%.  Then, reaction to the Fed’s long‐threatened December rate increase brought strong global ‘risk‐off’ trading in January and early February. Ten year US treasuries plummeted to 1.66% by February 11th.   Despite renewed global risk‐on trading, rates remained low, with 10 year treasuries trading at 1.7% to 1.9% since then, closing in May at 1.85%.   The front end of the curve was a different story, as the 2 year—feeling more effect of the rate hike—traded about 0.30% higher overall for the 12 months, lending to a fairly decent flattening of the curve. While lower overall, US rates remain elevated compared to other developed regions like Europe and Japan.  Continued central bank intervention abroad has pushed curves in those regions into negative interest rate territory. Corporate bond spreads experienced a rather steady widening from the beginning of the period through mid‐February. With continued pressure from lower crude oil prices as one driver, high yield spreads nearly doubled from the end of May 2015 through February 11th. However, spreads tightened dramatically thereafter, ending wider for the one year period despite risk‐on trading.  Investment grade corporate spreads followed similarly, albeit at lesser magnitude.

Stadion’s Four Tactical Equity Portfolios

The twin hallmarks of Stadion’s tactical equity line‐up are their varying degrees of risk management and their ability to diversify across markets. Tactical Growth Fund (“Growth Fund”) offers growth orientation with a still‐defensive bias; for additional defense, Stadion’s Tactical Defensive Fund (“Defensive Fund”) provides persistent market exposure but seeks timely significant reduced equity exposure to manage risk; Stadion’s Managed Risk 100 Fund (“Managed Fund”) is our most defensive/conservative equity strategy with its ability to eschew equities entirely at times; and  Stadion  Defensive  International  Fund  (“International  Fund”)  seeks  measured  access  to  often  productive  but  sometimes  more  volatile developed and emerging international markets.

Stadion’s Two Alternative Portfolios

Stadion’s Trilogy Alternative Return Fund (“Trilogy Fund”) is an absolute return strategy designed to be market‐direction agnostic over the course of a year. Stadion’s Alternative Income Fund (“Alternative Fund”) seeks to generate income from both traditional and non‐traditional assets outside of typical fixed income markets.

Annual Report | May 31, 2016	1

Stadion Investment Trust	Letter to Shareholders

May 31, 2016 (Unaudited)

A Closer Look at Stadion Tactical Growth Fund

The Growth Fund follows a rules‐based, disciplined, proprietary model that quantitatively ranks—according to risk‐adjusted return—all actively traded Exchange Traded Funds (“ETFs”) that pass our initial fundamental review. The holdings of the Tactical Growth Fund are adjusted so that ETFs showing strength in the model are purchased and held, while those showing weakness are sold, or simply not considered for purchase. The goal of the Growth Fund’s investment process is to produce long term market‐like returns but below‐market exposure. What differentiates the risk management of the Growth Fund from Stadion’s trend following strategies is that instead of exiting to cash to reduce market exposure, the model intends to allocate a portion of the portfolio among defensive and non‐correlated assets during turbulent times.

For the year ending May 31st, 2016, the Growth Fund – Class A returned ‐5.19% excluding the impact of the 5.75% sales load. The two main contributors to the Growth Fund’s performance were allocation decisions and market performance. Its S&P 500 Index benchmark gained +1.72% for the period, while the Morningstar Tactical Allocation Category returned ‐5.94%. In general, the Growth Fund’s security selection ranking process is used to allocate approximately three‐quarters of the portfolio into U.S. equities. This year, long‐term allocations to health care and large‐cap growth hurt the Growth Fund when those sectors ceased outperformance.

Remaining Growth Fund allocations were generally to non‐correlated ETFs showing strength in our rankings. We were happy with the added diversification and resulting risk reduction in this portion of the portfolio, though it underperformed U.S. equities and was the primary culprit in the Growth Fund’s lower‐than‐benchmark results. Much of this dispersion came from international equities, which had previously shown strength through the end of 2015.  In summary, though, given last year’s market volatility we remain pleased with how the Growth Fund followed  its mandate.

Stadion Tactical Defensive Fund

The Defensive Fund seeks to focus on both longer term cyclical trends and shorter term intermediate trends to balance safety and return. One half of the portfolio is governed by the Long Term Cyclical Trend (LTCT) measure and the other by the shorter (more safety conscious) intermediate  term, Dynamic Trend measure.

During the year ended May 31st, 2106 the Defensive Fund’s Class A shares declined ‐4.80%, excluding the impact of the 5.75% sales load, while the S&P 500 Index returned +1.72%, and the Morningstar Tactical Allocation Category benchmark fell ‐5.94%.

The LTCT portion of the Defensive Fund was fully invested from early 2012 until a defensive reading in Mid‐August of 2015 turned fully negative for the first time since 2011, causing a move from equity ETFs to more defensive fixed income ETFs, helping avoid much of August’s volatility. However, LTCT’s inherently slower movement means it stayed defensive until mid‐May 2016.

Lacking distinct trends during the first 6 months of the reporting period, the shorter term intermediate trend model component has lacked clarity, posing difficulty as market rallies guide us to greater exposure only to be forced back to defensive positions with each rapid trend reversal. Such high volatility can result in losses like those experienced early in the period. The defensive nature of this segment served the Defensive Fund well during August and January corrections, yet the lack of clear trend resulted in negative returns for the reporting period. Even these small losses are frustrating, though far preferable to potentially devastating losses if a correction turns deeper or becomes more frequent.

Stadion Trilogy Alternative Return Fund

The Alternative Fund’s multi‐strategy portfolio intends to generate total returns regardless of market conditions by emphasizing lower risk and volatility than U.S. equities overall. The Alternative Fund’s equity, income, and trend components are designed for two of the three to find favor in a given year. For the year ended May 31st, 2016, Alternative Fund Class A returned ‐.79% excluding the impact of the 5.75% sales load, while the HFRX Absolute Return Index was up +0.39% and the Morningstar Multi‐Alternative Category lost ‐5.20%. Alternative Fund’s large cap equities benefitted from a flight to quality, while—due to their shorter duration and wider spread—Trilogy’s fixed holdings rose only slightly less than the Barclays Aggregate Bond Index’s +2.99% due to  Alternative Fund’s shorter duration and slightly higher spread. Alternative Fund’s option strategies were, by turn, both tailwind and headwind for the year. With equities lacking direction, shorter term option‐selling continued to provide yield despite a couple of months of large market moves. This lack of direction was a drag, however, on Alternative Fund’s longer term protection as equity markets failed to rise or fall sufficiently for these protective strategies to contribute.

Stadion Alternative Income Fund

The Income Fund seeks to generate income and absolute return while avoiding potential "blow up" risks associated with many income‐focused strategies. The Income Fund seeks dividends from equities while utilizing a market collar to limit equity risk, and sells short term options on a rolling basis to try and collect yield from alternative sources while managing risk. For the year ended May 31st, 2016, the Income Fund Class A returned a strong +6.33% excluding the impact of the 5.75% sales load, while the Barclays Capital Aggregate Bond Index gained +2.99% and the Morningstar Option Writing Category was down ‐1.94%. The diversified income approach worked well with both equities and collar providing positive returns more than offsetting option‐selling losses.

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Stadion Investment Trust	Letter to Shareholders

May 31, 2016 (Unaudited)

Stadion Defensive International Fund

Similar to Stadion's other trend following strategies; the International Fund’s investment model seeks to assess market conditions to identify when to invest. With a security ranking measure identifying leading asset classes, the International Fund can become fully defensive when risk levels are deemed high.  The International Fund borrows from Stadion's domestic model by leveraging cyclical price measures for long term trend exposure, intermediate term price measures for more reactive and adaptive allocations, and a risk management overlay incorporating speculative Emerging Market trends and volatility to help guide shorter term allocations within the intermediate and longer term mandates. When fully defensive, the International Fund can invest in cash and non‐US short duration fixed income. With a process that tracks both Emerging and Developed markets, assessing the International Fund’s returns involves two benchmarks: developed‐market benchmark (MSCI EAFE), and emerging markets (MSCI EM). For the year ended May 31st, 2016, the International Fund – Class A was down ‐9.18% excluding the 5.75% sales load, less than both the MSCI EAFE Index ‐9.24% and the MSCI EM Index ‐17.33%.

Over the year, volatile International markets experienced large drawdowns during August 2015 and January 2016, attributed by some to European and Japanese central bank decisions and/or the Chinese economy.  The International Fund spent much of the year in maximum defensive positions to reduce volatility for investors. With the majority of the International Fund’s investment model based off of Emerging Market trends and volatility, we look forward to a potential shift in the global macro investment landscape for emerging markets to potentially outperform developed markets after years of relative underperformance.

Stadion Managed Risk 100 Fund

The Managed Fund is fully unconstrained. It can tactically shift between up to 100% equity and as much as 100% cash based on market risk as measured by Stadion’s intermediate term trend‐following model.

During the 12 months ended May 31st, 2016 the Managed Fund – Class A was down ‐6.36% excluding the impact of the 5.75% sales load. During this period the S&P 500 Index rose +1.72%, and the Morningstar Tactical Allocation Category benchmark was down ‐5.94%.

The Managed Fund is Stadion’s most defensive strategy. It can quickly move to defense in response to market deterioration. Sideways conditions like the first 6 months of the reporting period, when frequent large tactical shifts lead to multiple small losing trades, explain its negative performance for the period. The Managed Fund was defensively positioned prior to the August correction, but market uptrends throughout the period were not sustained enough to compensate for small losing trades. The Managed Fund moved fully defensive again in mid‐December, sidestepping much of the decline throughout January and February. In mid‐February the market rebounded, but previously beneficial defensive positioning means it missed the initial up move. By March the Managed Fund was fully invested and tracked the market over the last two months. As always, when defensively following trends, we must accept the frustration of small losing trades as preferable to potential devastating losses should an early 2016‐like correction turn into something more dramatic and potentially devastating.

Stadion Observations and Market Outlook

US equity markets are now trading near all‐time highs. But sideways price action and consolidation in the last year begs the big question: how much longer (or higher) will this bull run? What is the risk/reward tradeoff?  Market price‐to‐earnings valuations, which measure the value of a company after comparing its current share price to its per share earnings, remain high. Can they go still higher? If yes, will they first go lower? How will future rate hikes impact economies? Will added European Central Bank and the Bank of Japan stimulus help fuel global growth, providing further  equity opportunities?

Over the last 12 months equity markets failed on multiple occasions to break resistance levels marked by summer 2015 highs. Technically, improvement in market breadth may suggest long term equity price appreciation. This favorable sign may mean higher equity prices enabling equity markets to break above last year’s up‐to‐now impenetrable ceilings. We’ll know soon enough which direction dominates the next 12 months. As we wait, we will continue prudently managing measured participation via Stadion’s intentionally defensive strategies.

Anytime, but particularly now, Stadion avoids market prediction, favoring the science of processes designed to produce results over time versus in time since all markets inevitably move in cycles. Seven years of near uninterrupted favorable conditions tends to lead to the kind of ‘recency’ bias that favors emphasizing gain over protection through risk management. Our mission is to manage to market cycles via a full suite of investment strategies guided by a defensive bias. At Stadion we know the value of rising market gains is best assessed after the next market fall.

Annual Report | May 31, 2016	3

Stadion Investment Trust	Letter to Shareholders

May 31, 2016 (Unaudited)

Thank you for entrusting your ‘serious money’ to Stadion. Please feel free to contact us with any questions or concerns.

Sincerely,
Stadion Money Management

Brad Thompson, CFA
Chief Investment Officer

The views in this report were those of the Funds’ investment adviser as of the date of this Report and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Funds and do not constitute investment advice.

Investment in the Funds are subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Funds are a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Derivative instruments can be volatile and the potential loss to the Funds may exceed the Funds’ initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. The Funds could also experience losses if they are unable to close out a position because the market for an instrument or position is or becomes illiquid.

Options are financial derivatives that represent a contract sold by one party (option writer) to another party (option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date).

An Option Collar is a protective options strategy that is implemented after a long position in a stock has experienced substantial gains.  It is created by purchasing an out of the money put option while simultaneously writing an out of the money call option.

The Funds’ foreign investments generally carry more risks than funds that invest strictly in U.S. assets, including currency risk, geographic risk, and emerging market risk. Risks can also result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. More information about these risks and other risks can be found in the Funds’ prospectus.

Barclays Capital US Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer.

Barclays U.S. Corporate High Yield Index covers the U.S. dollar-denominated, non-investment grade fixed-rate, taxable corporate bond market.

MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of  emerging markets.

MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The Morningstar Multi-Alternative Category is a benchmark created and published by Morningstar and defines Alternative as “Alternative funds may take short positions or invest in currencies, derivatives, or other instruments.”

The Morningstar Tactical Allocation Category is a benchmark created and published by Morningstar and is defined as “Portfolios seek to provide capital appreciation and income by actively shifting allocations between asset classes.”

The Morningstar Option Writing Category is a benchmark created and published by Morningstar and is defined as “portfolios [that] use options as a significant and consistent part of their overall investment strategy. Trading options may introduce asymmetric return properties to an equity investment portfolio. These investments may use a variety of strategies, including but not limited to: put writing, covered call writing, option spread, options-based hedged equity, and collar strategies. In addition, option writing funds may seek to generate a portion of their returns, either indirectly or directly, from the volatility risk premium associated with options trading strategies.”

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Stadion Investment Trust	Letter to Shareholders

May 31, 2016 (Unaudited)

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund  industry performance.

Nasdaq Composite Index is a stock market index of common stocks and similar securities listed on the Nasdaq stock market.  It is highly followed in the U.S. as an indicator of the performance of technology and growth company stocks.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index.

The Russell 2000 Small Cap Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

One may not invest directly in an index, which is unmanaged and does not incur fees, expenses or taxes.

Correlation is a measure of how investments move in relation to one another. A correlation of 1 means the two asset classes move exactly in line with each other, while a correlation of -1 means they move in the exact opposite direction.

Annual Report | May 31, 2016	5

Stadion Tactical Growth Fund	Performance Information

May 31, 2016 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Growth Fund(a), the S&P 500® Total Return Index and 80% S&P 500® and 20% Barclays Capital U.S. Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended May 31, 2016)

	1 Year	5 Year	10 Year	Since Inception(d)
Stadion Tactical Growth Fund ‐ A – NAV(c)	‐5.19%	6.07%	6.07%	5.93%
Stadion Tactical Growth Fund ‐ A ‐ POP(c)	‐10.68%	4.82%	5.44%	5.41%
Stadion Tactical Growth Fund ‐ C ‐ NAV(c)	‐5.93%	5.27%	5.27%	5.14%
Stadion Tactical Growth Fund ‐ C ‐ CDSC(c)	‐6.87%	5.27%	5.27%	5.14%
Stadion Tactical Growth Fund ‐ I ‐ NAV	‐4.94%	6.34%	6.34%	6.20%
S&P 500® Total Return Index	1.72%	11.67%	7.41%	7.59%(e)
80% S&P 500® and 20% Barclays Capital U.S. Aggregate Bond Index	2.13%	10.09%	7.13%	7.17%(e)

(a)
The line graph above represents performance of Class I shares only, which will vary from the performance of Class A and Class C shares based on the difference in loads and fees paid by shareholders in different classes.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)
The performance shown includes that of the predecessor Fund, the ETF Market Opportunity Fund, a series of Aviemore Trust, which was reorganized into the Fund, as of the close of business on March 29, 2013. Performance information for Class A and Class C shares prior to April 1, 2013, reflects the performance of Class I shares adjusted for the higher expenses paid by Class A and Class C shares.

(d)
Class I, Class A and C shares of the Fund commenced operations on May 3, 2004, April 1, 2013 and April 1, 2013, respectively. The performance shown for Class A and C shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class I shares, the initial share class, calculated using the fees and expenses of Class A and C shares respectively and without the effect of any fee and expense limitations or waivers. If Class A and C shares of the Fund had been available during periods prior to  April 1, 2013, the performance shown may have been different.

(e)	Represents the period from May 3, 2004 (date of original public offering of Class I shares) through May 31, 2016.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

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Stadion Tactical Growth Fund	Performance Information

May 31, 2016 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 2.04%, 2.79% and 1.82%, respectively. The Fund’s investment adviser, Stadion Money Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.30% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until October 1, 2016.

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased share are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Annual Report | May 31, 2016	7

Stadion Tactical Defensive Fund	Performance Information

May 31, 2016 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Defensive Fund(a), the S&P 500® Total Return Index and 80% S&P 500® and 20% Barclays Capital U.S. Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended May 31, 2016)

	1 Year	5 Year	Since Inception(c)
Stadion Tactical Defensive Fund ‐ A ‐ NAV	‐4.80%	1.87%	2.62%
Stadion Tactical Defensive Fund ‐ A ‐ POP	‐10.27%	0.67%	2.00%
Stadion Tactical Defensive Fund ‐ C ‐ NAV	‐5.56%	1.05%	1.82%
Stadion Tactical Defensive Fund ‐ C ‐ CDSC	‐6.48%	1.05%	1.82%
Stadion Tactical Defensive Fund ‐ I ‐ NAV	‐4.58%	2.07%	2.84%
S&P 500® Total Return Index	1.72%	11.67%	7.16%(d)
80% S&P 500® and 20% Barclays Capital U.S. Aggregate Bond Index	2.13%	10.09%	6.89%(d)

(a)
The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)
Class A, Class C and I shares of the Fund commenced operations on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and I shares respectively and without the effect of any fee and expense limitations or waivers. If Class C and I shares of the Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.

(d)	Represents the period from September 15, 2006 (date of original public offering of Class A shares) through May 31, 2016.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

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Stadion Tactical Defensive Fund	Performance Information

May 31, 2016 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 2.16%, 2.94% and 1.98%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments,  if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2016.

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Annual Report | May 31, 2016	9

Stadion Trilogy Alternative Return Fund	Performance Information

May 31, 2016 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Trilogy Alternative Return Fund(a) and the S&P 500® Total  Return Index

Average Annual Total Returns(b) (for periods ended May 31, 2016)

	1 Year	Since Inception(c)
Stadion Trilogy Alternative Return Fund ‐ A ‐ NAV	‐0.79%	1.92%
Stadion Trilogy Alternative Return Fund ‐ A ‐ POP	‐6.49%	0.48%
Stadion Trilogy Alternative Return Fund ‐ C ‐ NAV	‐1.53%	1.18%
Stadion Trilogy Alternative Return Fund ‐ C ‐ CDSC	‐2.51%	1.18%
Stadion Trilogy Alternative Return Fund ‐ I ‐ NAV	‐0.54%	2.16%
S&P 500® Total Return Index	1.72%	12.23%(d)

(a)
The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)	Class A inception: 04/02/12; Class C inception: 04/02/12; Class I inception: 04/02/12.
(d)	Represents the period from April 2, 2012 (date of original public offering of Class A shares) through May 31, 2016.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 1.94%, 2.70% and 1.74%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments,  if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2016.

10	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Performance Information

May 31, 2016 (Unaudited)

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Annual Report | May 31, 2016	11

Stadion Alternative Income Fund	Performance Information

May 31, 2016 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Alternative Income Fund(a) and Barclays Capital U.S. Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended May 31, 2016)

	1 Year	Since Inception(c)
Stadion Alternative Income Fund ‐ A ‐ NAV	6.33%	1.89%
Stadion Alternative Income Fund ‐ A ‐ POP	0.25%	0.14%
Stadion Alternative Income Fund ‐ C ‐ NAV	6.00%	1.13%
Stadion Alternative Income Fund ‐ C ‐ CDSC	5.00%	1.13%
Stadion Alternative Income Fund ‐ I ‐ NAV	6.70%	2.16%
Barclays Capital U.S. Aggregate Bond Index	2.99%	2.28%(d)

(a)
The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)
Class A inception: 12/31/12; Class C inception: 8/7/15; Class I inception: 2/14/13. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and Class I shares, respectively, and without the effect of any fee and expense limitations or waivers. If Class C and Class I shares of the Fund had been available prior to August 7, 2015 and February 14, 2013, respectively, the performance shown may have been different.

(d)	Represents the period from December 31, 2012 (date of original public offering of Class A shares) through May 31, 2016.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 4.16%, 5.14% and 4.14%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments,  if any, under a Rule 12b-1 Distribution Plan) in excess of 1.15% of the average daily net assets for Class A, Class C and Class I, until at least October 1, 2016.

12	www.stadionfunds.com

Stadion Alternative Income Fund	Performance Information

May 31, 2016 (Unaudited)

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A shares at the time of purchase. For additional information please consult the Fund’s Prospectus.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Annual Report | May 31, 2016	13

Stadion Defensive International Fund	Performance Information

May 31, 2016 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Defensive International Fund(a), MSCI EAFE TR USD, MSCI EM (Emerging Markets) TR USD and the MSCI World ex USA Index

Average Annual Total Returns(b) (for periods ended May 31, 2016)

	1 Year	Since Inception(c)
Stadion Defensive International Fund ‐ A ‐ NAV	‐9.18%	‐1.86%
Stadion Defensive International Fund ‐ A ‐ POP	‐14.40%	‐3.24%
Stadion Defensive International Fund ‐ C ‐ NAV	‐9.86%	‐2.61%
Stadion Defensive International Fund ‐ C ‐ CDSC	‐10.76%	‐2.61%
Stadion Defensive International Fund ‐ I ‐ NAV	‐8.93%	‐1.63%
MSCI EAFE TR USD	‐9.24%	4.96%(d)
MSCI EM (Emerging Markets) TR USD	‐17.33%	‐3.37%(d)
MSCI World ex USA Index	‐10.97%	2.64%(d)

(a)
The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)	Class A inception: 04/02/12; Class C inception: 04/02/12; Class I inception: 04/02/12.
(d)	Represents the period from April 2, 2012 (date of original public offering of Class A shares) through May 31, 2016.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 2.73%, 3.50% and 2.61%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments,  if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2016.

14	www.stadionfunds.com

Stadion Defensive International Fund	Performance Information

May 31, 2016 (Unaudited)

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The MSCI EAFE TR USD Index (is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The MSCI EM (Emerging Markets) TR USD Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The MSCI World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets excluding the United States.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Annual Report | May 31, 2016	15

Stadion Managed Risk 100 Fund	Performance Information

May 31, 2016 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Managed Risk 100 Fund(a), the S&P 500® Total Return Index and 80% S&P 500® and 20% Barclays Capital U.S. Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended May 31, 2016)

	1 Year	5 Year	Since Inception(c)
Stadion Managed Risk 100 Fund ‐ A ‐ NAV	‐6.36%	‐2.10%	0.68%
Stadion Managed Risk 100 Fund ‐ A ‐ POP	‐11.79%	‐3.26%	0.07%
Stadion Managed Risk 100 Fund ‐ C ‐ NAV	‐7.10%	‐2.84%	‐0.10%
Stadion Managed Risk 100 Fund ‐ C ‐ CDSC	‐8.02%	‐2.84%	‐0.10%
Stadion Managed Risk 100 Fund ‐ I ‐ NAV	‐6.29%	‐1.91%	0.90%
S&P 500® Total Return Index	1.72%	11.67%	7.16%(d)
80% S&P 500® and 20% Barclays Capital U.S. Aggregate Bond Index	2.13%	10.09%	6.89%(d)

(a)
The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)
Class A, Class C and I shares of the Fund commenced operations on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and I shares respectively and without the effect of any fee and expense limitations or waivers. If Class C and I shares of the Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.

(d)	Represents the period from September 15, 2006 (date of original public offering of Class A shares) through May 31, 2016.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

16	www.stadionfunds.com

Stadion Managed Risk 100 Fund	Performance Information

May 31, 2016 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 1.80%, 2.58% and 1.62%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments,  if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2016.

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Annual Report | May 31, 2016	17

Stadion Investment Trust	Disclosure of Fund Expenses

May 31, 2016 (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, possibly including front‐end and contingent deferred sales loads; and (2) ongoing costs, including management fees, distribution (12b‐1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual funds’ ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi‐annual period (December 1, 2015) and held until the end of the period (May 31, 2016).

The tables that follow illustrate the Funds’ costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Funds’ actual returns, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Funds’ ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expense Ratio(a)	Expenses Paid During period 12/1/15 - 5/31/16(b)
Stadion Tactical Growth Fund ‐ Class A
Based on Actual Fund Return	$1,000.00	$974.30	1.55%	$7.65
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.25	1.55%	$7.82
Stadion Tactical Growth Fund ‐ Class C
Based on Actual Fund Return	$1,000.00	$970.00	2.30%	$11.33
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.50	2.30%	$11.58
Stadion Tactical Growth Fund‐ Class I
Based on Actual Fund Return	$1,000.00	$974.80	1.30%	$6.42
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.50	1.30%	$6.56
Stadion Tactical Defensive Fund ‐ Class A
Based on Actual Fund Return	$1,000.00	$1,012.80	1.99%	$10.01
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.05	1.99%	$10.02
Stadion Tactical Defensive Fund ‐ Class C
Based on Actual Fund Return	$1,000.00	$1,008.70	2.72%	$13.66
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.40	2.72%	$13.68
Stadion Tactical Defensive Fund‐ Class I
Based on Actual Fund Return	$1,000.00	$1,014.40	1.70%	$8.56
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.50	1.70%	$8.57

18	www.stadionfunds.com

Stadion Investment Trust	Disclosure of Fund Expenses

May 31, 2016 (Unaudited)

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expense Ratio(a)	Expenses Paid During period 12/1/15 - 5/31/16(b)
Stadion Trilogy Alternative Return Fund ‐ Class A
Based on Actual Fund Return	$1,000.00	$1,008.40	1.83%	$9.19
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.85	1.83%	$9.22
Stadion Trilogy Alternative Return Fund ‐ Class C
Based on Actual Fund Return	$1,000.00	$1,003.90	2.63%	$13.18
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.85	2.63%	$13.23
Stadion Trilogy Alternative Return Fund ‐ Class I
Based on Actual Fund Return	$1,000.00	$1,009.70	1.62%	$8.14
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.90	1.62%	$8.17
Stadion Alternative Income Fund ‐ Class A
Based on Actual Fund Return	$1,000.00	$1,054.70	1.40%	$7.19
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.00	1.40%	$7.06
Stadion Alternative Income Fund ‐ Class C
Based on Actual Fund Return	$1,000.00	$1,051.40	2.15%	$11.03
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.25	2.15%	$10.83
Stadion Alternative Income Fund ‐ Class I
Based on Actual Fund Return	$1,000.00	$1,056.70	1.15%	$5.91
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.25	1.15%	$5.81
Stadion Defensive International Fund ‐ Class A
Based on Actual Fund Return	$1,000.00	$1,014.00	1.95%	$9.82
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.25	1.95%	$9.82
Stadion Defensive International Fund ‐ Class C
Based on Actual Fund Return	$1,000.00	$1,010.70	2.70%	$13.57
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.50	2.70%	$13.58
Stadion Defensive International Fund ‐ Class I
Based on Actual Fund Return	$1,000.00	$1,015.00	1.70%	$8.56
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.50	1.70%	$8.57
Stadion Managed Risk 100 Fund ‐ Class A
Based on Actual Fund Return	$1,000.00	$1,018.50	1.80%	$9.08
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.00	1.80%	$9.07
Stadion Managed Risk 100 Fund ‐ Class C
Based on Actual Fund Return	$1,000.00	$1,014.50	2.59%	$13.04
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,012.05	2.59%	$13.03
Stadion Managed Risk 100 Fund ‐ Class I
Based on Actual Fund Return	$1,000.00	$1,018.20	1.66%	$8.38
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.70	1.66%	$8.37

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183/366).

Annual Report | May 31, 2016	19

Stadion Tactical Growth Fund	Schedule of Investments

May 31, 2016

EXCHANGE‐TRADED FUNDS ‐ 92.93%	Shares	Value
iShares® 7‐10 Year Treasury Bond ETF	142,480	$15,634,330
iShares® Core S&P Small‐Cap ETF	274,450	31,767,587
iShares® Russell 2000® Index Fund	414,850	47,699,453
PIMCO Enhanced Short Maturity Active ETF	154,450	15,619,529
PowerShares® Financial Preferred Portfolio	824,950	15,674,050
PowerShares® QQQ Trust, Series 1	144,087	15,898,560
SPDR® S&P 500® ETF Trust	300,750	63,181,560
SPDR® S&P® Biotech ETF	277,570	16,101,836
VanEck Vectors™ Gold Miners ETF	395,740	8,935,809
VanEck Vectors™ Semiconductor ETF	280,260	15,946,794
Vanguard® Growth ETF	437,391	47,343,202

TOTAL EXCHANGE‐TRADED FUNDS (Cost $278,837,747)		293,802,710

MONEY MARKET FUNDS ‐ 7.08%	Shares	Value
Morgan Stanley Institutional Liquidity Fund ‐ Government Portfolio, 0.244%, 7‐day effective yield	22,368,757	$22,368,757

TOTAL MONEY MARKET FUNDS (Cost $22,368,757)		22,368,757

Total Investments, at Value ‐ 100.01% (Cost $301,206,504)		316,171,467

Liabilities in Excess of Other Assets ‐ (0.01)%		(19,442)

Net Assets ‐ 100.00%		$316,152,025

See Notes to Financial Statements.

20	www.stadionfunds.com

Stadion Tactical Defensive Fund	Schedule of Investments

May 31, 2016

EXCHANGE‐TRADED FUNDS ‐ 98.20%	Shares	Value
Guggenheim S&P 500® Pure Growth ETF	116,180	$9,481,450
iShares® Russell 2000® Index Fund	89,370	10,275,763
PowerShares® QQQ Trust, Series 1	93,410	10,306,859
SPDR® S&P 500® ETF Trust	49,040	10,302,323

TOTAL EXCHANGE‐TRADED FUNDS (Cost $39,874,553)		40,366,395

MONEY MARKET FUNDS ‐ 47.84%	Shares	Value
Morgan Stanley Institutional Liquidity Fund ‐ Government Portfolio, 0.244%, 7‐day effective yield	19,667,858	$19,667,858

TOTAL MONEY MARKET FUNDS (Cost $19,667,858)		19,667,858

Total Investments, at Value ‐ 146.04% (Cost $59,542,411)		60,034,253

Liabilities in Excess of Other Assets ‐ (46.04)%		(18,925,151)

Net Assets ‐ 100.00%		$41,109,102

See Notes to Financial Statements.

Annual Report | May 31, 2016	21

Stadion Trilogy Alternative Return Fund	Schedule of Investments

May 31, 2016

COMMON STOCKS ‐ 48.08%	Shares	Value
Consumer Discretionary ‐ 4.56%
Distributors ‐ 1.23%
Genuine Parts Co.(a)	9,940	$963,385

Hotels, Restaurants & Leisure ‐ 1.14%
McDonald's Corp.(a)	7,359	898,239

Leisure Products ‐ 0.94%
Polaris Industries, Inc.(a)	8,726	741,884

Media ‐ 1.25%
Time Warner, Inc.(a)	13,013	984,564

Consumer Staples ‐ 8.06%
Food & Staples Retailing ‐ 1.18%
Sysco Corp.(a)	19,239	925,588

Food Products ‐ 2.27%
General Mills, Inc.(a)	15,444	969,574
Kellogg Co.(a)	11,039	820,971
		1,790,545

Household Products ‐ 1.04%
Procter & Gamble Co.(a)	10,112	819,477

Multiline Retail ‐ 1.20%
Wal‐Mart Stores, Inc.(a)	13,357	945,408

Tobacco ‐ 2.37%
Archer‐Daniels‐Midland Co.(a)	23,650	1,011,510
Reynolds American, Inc.(a)	17,115	850,616
		1,862,126

Energy ‐ 2.43%
Oil, Gas & Consumable Fuels ‐ 2.43%
Chevron Corp.(a)	9,644	974,044
Schlumberger Ltd.	12,361	943,144
		1,917,188

Financials ‐ 6.20%
Banks ‐ 4.96%
BB&T Corp.(a)	26,379	959,404
Fifth Third Bancorp(a)	50,638	955,539
US Bancorp(a)	23,154	991,454
Wells Fargo & Co.(a)	19,730	1,000,706
		3,907,103

Insurance ‐ 1.24%
Aflac, Inc.(a)	14,015	973,482

Health Care ‐ 4.88%
Health Care Equipment & Supplies ‐ 1.17%
Abbott Laboratories(a)	23,139	916,998

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Stadion Trilogy Alternative Return Fund	Schedule of Investments

May 31, 2016

COMMON STOCKS ‐ 48.08% (continued)	Shares	Value
Health Care ‐ 4.88% (continued)
Pharmaceuticals ‐ 3.71%
Eli Lilly & Co.(a)	12,745	$956,258
Johnson & Johnson(a)	8,500	957,865
Merck & Co., Inc.(a)	17,905	1,007,335
		2,921,458

Industrials ‐ 8.53%
Aerospace & Defense ‐ 2.43%
Lockheed Martin Corp.(a)	4,019	949,408
United Technologies Corp.(a)	9,557	961,243
		1,910,651

Commercial Services & Supplies ‐ 1.23%
Waste Management, Inc.(a)	15,881	967,947

Electrical Equipment ‐ 1.20%
Emerson Electric Co.(a)	18,179	945,672

Machinery ‐ 1.25%
Illinois Tool Works, Inc.(a)	9,279	983,852

Miscellaneous Manufacturing ‐ 1.21%
General Electric Co.(a)	31,490	951,943

Trading Companies & Distributors ‐ 1.21%
WW Grainger, Inc.(a)	4,179	954,275

Information Technology ‐ 4.97%
Communications Equipment ‐ 1.25%
Harris Corp.(a)	12,527	986,752

IT Services ‐ 1.23%
Automatic Data Processing, Inc.(a)	11,072	972,565

Software ‐ 1.21%
Microsoft Corp.(a)	17,938	950,714

Technology Hardware, Storage & Peripherals ‐ 1.28%
International Business Machines Corp.(a)	6,545	1,006,228

Materials ‐ 2.41%
Chemicals ‐ 1.18%
Dow Chemical Co.(a)	18,098	929,513

Paper & Forest Products ‐ 1.23%
International Paper Co.(a)	23,031	970,987

Telecommunication Services ‐ 1.17%
Diversified Telecommunication Services ‐ 1.17%
AT&T, Inc.(a)	23,533	921,317

Annual Report | May 31, 2016	23

Stadion Trilogy Alternative Return Fund	Schedule of Investments

May 31, 2016

COMMON STOCKS ‐ 48.08% (continued)	Shares	Value
Utilities ‐ 4.87%
Electric Utilities ‐ 2.40%
Eversource Energy(a)	16,866	$931,678
Southern Co.(a)	19,306	954,489
		1,886,167

Energy ‐ 1.22%
Dominion Resources, Inc.(a)	13,341	963,887

Gas Utilities ‐ 1.25%
National Fuel Gas Co.(a)	17,876	983,180

TOTAL COMMON STOCKS (Cost $30,155,763)		37,853,095

EXCHANGE‐TRADED FUNDS ‐ 42.81%	Shares	Value
iShares® 10+ Year Credit Bond ETF	47,000	$2,815,300
iShares® 1‐3 Year Credit Bond ETF(a)	62,061	6,547,436
iShares® Baa ‐ Ba Rated Corporate Bond ETF(a)	73,171	3,777,819
iShares® iBoxx® $ Investment Grade Corporate Bond ETF(a)	31,190	3,723,774
iShares® Intermediate Credit Bond ETF(a)	34,109	3,747,215
iShares® MBS ETF(a)	68,521	7,492,771
Vanguard® Intermediate‐Term Government Bond ETF(a)	84,865	5,595,149

TOTAL EXCHANGE‐TRADED FUNDS (Cost $33,420,118)		33,699,464

OPEN‐END FUNDS ‐ 4.77%	Shares	Value
AllianzGI Short Duration High Income Fund, Institutional Shares	249,907	$3,756,103

TOTAL OPEN‐END FUNDS (Cost $3,856,066)		3,756,103

PURCHASED OPTION CONTRACTS ‐ 7.93%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts ‐ 3.26%
S&P 500® Index:
	06/03/2016	$2,200	50	$125
	06/10/2016	2,200	50	625
	06/17/2016	2,175	50	2,750
	06/24/2016	2,200	50	2,250
	07/01/2016	2,175	50	8,750
	07/08/2016	2,200	50	4,500
	12/16/2016	2,050	40	456,600
	06/16/2017	1,900	60	1,540,200
	12/15/2017	2,050	30	550,050
				2,565,850
Put Option Contracts ‐ 4.67%
iPATH S&P 500® VIX Short‐Term Futures ETN:
	06/17/2016	14	1,000	107,500
	09/16/2016	18	800	444,000
	12/16/2016	13	1,500	372,000

24	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Schedule of Investments

May 31, 2016

PURCHASED OPTION CONTRACTS ‐ 7.93% (continued)	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts ‐ 4.67% (continued)
S&P 500® Index:
	06/17/2016	$1,900	200	$14,000
	06/24/2016	1,925	50	10,375
	07/01/2016	1,900	50	13,375
	07/08/2016	1,975	50	40,500
	12/16/2016	1,750	100	258,500
	12/16/2016	1,900	100	465,500
	06/16/2017	1,875	100	830,500
SPDR® S&P 500® ETF Trust:
	12/16/2016	175	400	105,000
	12/16/2016	180	300	96,150
	06/16/2017	170	200	101,500
	06/16/2017	180	1,200	816,000
				3,674,900
TOTAL PURCHASED OPTION CONTRACTS (Cost $9,949,696)				6,240,750

MONEY MARKET FUNDS ‐ 0.13%	Shares	Value
Morgan Stanley Institutional Liquidity Fund ‐ Government Portfolio, 0.244%, 7‐day effective yield(a)	104,228	$104,228

TOTAL MONEY MARKET FUNDS (Cost $104,228)		104,228

Total Investments, at Value ‐ 103.72% (Cost $77,485,871)		81,653,640

Written Option Contracts ‐ (3.93)%		(3,090,425)

Other Assets in Excess of Liabilities ‐ 0.21%		163,953	(b)

Net Assets ‐ 100.00%		$78,727,168

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $35,183,610, representing 44.69% of net assets.
(b)	Includes cash which is being held as collateral for written options.

Annual Report | May 31, 2016	25

Stadion Trilogy Alternative Return Fund	Schedule of Investments

May 31, 2016

WRITTEN OPTION CONTRACTS - 3.93%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts ‐ 2.39%
S&P 500® Index:
	06/10/2016	$2,065	40	$105,549	$146,000
	06/10/2016	2,070	25	81,480	81,125
	06/17/2016	2,050	50	192,641	262,500
	06/17/2016	2,065	40	119,949	161,400
	06/24/2016	2,060	50	183,591	246,500
	06/24/2016	2,065	40	119,949	182,000
	06/30/2016	2,100	30	69,858	76,050
	07/01/2016	2,050	50	198,741	301,250
	07/08/2016	2,090	50	166,301	171,250
	12/15/2017	2,250	30	209,958	248,850
				1,448,017	1,876,925
Put Option Contracts ‐ 1.54%
S&P 500® Index:
	06/17/2016	1,700	200	819,692	3,500
	06/24/2016	2,060	50	210,190	73,500
	07/01/2016	2,050	50	209,440	83,750
	07/08/2016	2,090	50	177,221	156,750
	12/16/2016	1,550	100	706,646	116,500
	12/16/2016	1,800	100	886,846	314,500
	06/16/2017	1,675	100	539,196	465,000
				3,549,231	1,213,500

Total Written Option Contracts				$4,997,248	$3,090,425

See Notes to Financial Statements.

26	www.stadionfunds.com

Stadion Alternative Income Fund	Schedule of Investments

May 31, 2016

COMMON STOCKS - 96.04%	Shares	Value
Consumer Discretionary - 7.43%
Distributors - 1.91%
Genuine Parts Co.(a)	17,584	$1,704,241

Hotels, Restaurants & Leisure - 1.80%
McDonald's Corp.(a)	13,121	1,601,549

Leisure Products - 1.96%
Mattel, Inc.(a)	54,605	1,740,808

Multiline Retail - 1.76%
Target Corp.(a)	22,763	1,565,639

Consumer Staples - 14.90%
Beverages - 3.69%
Coca-Cola Co.(a)	37,164	1,657,515
PepsiCo, Inc.(a)	16,031	1,621,856
		3,279,371

Food & Staples Retailing - 1.88%
Sysco Corp.(a)	34,789	1,673,699

Food Products - 5.58%
General Mills, Inc.(a)	26,389	1,656,701
JM Smucker Co.(a)	12,987	1,677,271
Kellogg Co.(a)	21,985	1,635,025
		4,968,997

Household Products - 1.88%
Procter & Gamble Co.(a)	20,610	1,670,234

Tobacco - 1.87%
Altria Group, Inc.(a)	26,162	1,664,950

Energy - 7.88%
Oil, Gas & Consumable Fuels - 7.88%
Chevron Corp.(a)	17,399	1,757,299
Exxon Mobil Corp.(a)	19,360	1,723,427
Occidental Petroleum Corp.(a)	23,686	1,786,872
Spectra Energy Corp.(a)	54,758	1,744,590
		7,012,188

Financials - 13.80%
Banks - 5.95%
BB&T Corp.(a)	47,677	1,734,013
JPMorgan Chase & Co.(a)	27,624	1,803,018
Wells Fargo & Co.(a)	34,607	1,755,267
		5,292,298

Diversified Financial Services - 4.00%
CME Group, Inc.(a)	17,995	1,761,531
Invesco Ltd.(a)	57,196	1,795,954
		3,557,485

Annual Report | May 31, 2016	27

Stadion Alternative Income Fund	Schedule of Investments

May 31, 2016

COMMON STOCKS - 96.04% (continued)	Shares	Value
Financials - 13.80% (continued)
Insurance - 2.01%
Aflac, Inc.(a)	25,754	$1,788,873

Real Estate Investment Trusts (REITs) - 1.84%
HCP, Inc.(a)	49,834	1,638,043

Health Care - 7.82%
Health Care Equipment & Supplies - 2.01%
Abbott Laboratories(a)	45,168	1,790,008

Pharmaceuticals - 5.81%
Eli Lilly & Co.(a)	22,638	1,698,529
Johnson & Johnson(a)	15,027	1,693,393
Merck & Co., Inc.(a)	31,498	1,772,077
		5,163,999

Industrials - 13.39%
Aerospace & Defense - 3.84%
Lockheed Martin Corp.(a)	7,336	1,732,983
United Technologies Corp.(a)	16,733	1,683,005
		3,415,988

Commercial Services & Supplies - 1.89%
Waste Management, Inc.(a)	27,616	1,683,195

Electrical Equipment - 1.88%
Emerson Electric Co.(a)	32,176	1,673,796

Machinery - 1.95%
Illinois Tool Works, Inc.(a)	16,330	1,731,470

Miscellaneous Manufacturing - 3.83%
3M Co.(a)	10,031	1,688,418
General Electric Co.(a)	56,716	1,714,525
		3,402,943

Information Technology - 11.90%
Communications Equipment - 1.98%
Harris Corp.(a)	22,358	1,761,139

IT Services - 1.94%
Automatic Data Processing, Inc.(a)	19,650	1,726,056

Semiconductors & Semiconductor Equipment - 2.03%
Intel Corp.(a)	57,025	1,801,420

Software - 3.96%
Microsoft Corp.(a)	33,145	1,756,685
Paychex, Inc.(a)	32,629	1,769,144
		3,525,829

28	www.stadionfunds.com

Stadion Alternative Income Fund	Schedule of Investments

May 31, 2016

COMMON STOCKS - 96.04% (continued)	Shares	Value
Information Technology - 11.90% (continued)
Technology Hardware, Storage & Peripherals - 1.99%
International Business Machines Corp.(a)	11,509	$1,769,394

Materials - 3.78%
Chemicals - 1.91%
Air Products & Chemicals, Inc.(a)	11,888	1,695,704

Containers & Packaging - 1.87%
Kimberly-Clark Corp.(a)	13,096	1,663,716

Telecommunication Services - 3.75%
Diversified Telecommunication Services - 3.75%
AT&T, Inc.(a)	42,118	1,648,919
Verizon Communications, Inc.(a)	33,103	1,684,943
		3,333,862

Utilities - 11.39%
Electric Utilities - 9.40%
Entergy Corp.(a)	22,092	1,677,225
Eversource Energy(a)	29,383	1,623,117
NextEra Energy, Inc.(a)	14,079	1,691,169
SCANA Corp.(a)	24,193	1,691,333
Southern Co.(a)	33,925	1,677,252
		8,360,096

Gas Utilities - 1.99%
CenterPoint Energy, Inc.(a)	78,421	1,766,825

TOTAL COMMON STOCKS (Cost $79,420,474)		85,423,815

PURCHASED OPTION CONTRACTS - 3.20%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.04%
S&P 500® Index:
	06/17/2016	$2,250	430	$5,375
	06/17/2016	2,800	98	245
	07/15/2016	2,250	430	18,275
	12/16/2016	2,600	25	688
	12/16/2016	2,800	116	2,030
	06/16/2017	2,800	256	9,600
	12/15/2017	2,800	15	2,063
				38,276
Put Option Contracts - 3.16%
S&P 500® Index:
	06/17/2016	1,875	100	5,000
	07/15/2016	1,950	100	80,000

Annual Report | May 31, 2016	29

Stadion Alternative Income Fund	Schedule of Investments

May 31, 2016

PURCHASED OPTION CONTRACTS - 3.20% (continued)	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 3.16% (continued)
SPDR® S&P 500® ETF Trust:
	12/16/2016	$180	250	$80,125
	12/16/2016	190	1,160	552,740
	06/16/2017	170	260	131,950
	06/16/2017	180	400	272,000
	06/16/2017	185	430	337,335
	06/16/2017	190	1,310	1,184,895
	12/15/2017	185	150	168,150
				2,812,195
TOTAL PURCHASED OPTION CONTRACTS (Cost $5,076,973)				2,850,471

MONEY MARKET FUNDS - 3.96%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.244%, 7-day effective yield	3,522,659	$3,522,659

TOTAL MONEY MARKET FUNDS (Cost $3,522,659)		3,522,659

Total Investments, at Value - 103.20% (Cost $88,020,106)		91,796,945

Written Option Contracts - (4.11)%		(3,657,225)

Other Assets in Excess of Liabilities - 0.91%		807,598

Net Assets - 100.00%		$88,947,318

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $50,642,378, representing 56.94% of net assets.

WRITTEN OPTION CONTRACTS - 4.11%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts - 3.63%
S&P 500® Index:
	07/15/2016	$2,110	430	$1,074,338	$1,098,650
	06/16/2017	2,100	26	166,880	322,400
	06/16/2017	2,200	230	1,431,816	1,684,750
	12/15/2017	2,250	15	104,820	124,425
				2,777,854	3,230,225
Put Option Contracts - 0.48%
S&P 500® Index	07/15/2016	2,110	100	436,846	427,000
				436,846	427,000

Total Written Option Contracts				$3,214,700	$3,657,225

See Notes to Financial Statements.

30	www.stadionfunds.com

Stadion Defensive International Fund	Schedule of Investments

May 31, 2016

EXCHANGE-TRADED FUNDS - 78.84%	Shares	Value
iShares® Currency Hedged MSCI EAFE ETF	79,860	$1,969,348
iShares® MSCI Emerging Markets ETF	58,670	1,943,737
PIMCO Enhanced Short Maturity Active ETF	23,470	2,373,521

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,295,683)		6,286,606

MONEY MARKET FUNDS - 44.66%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.244%, 7-day effective yield	3,561,177	$3,561,177

TOTAL MONEY MARKET FUNDS (Cost $3,561,177)		3,561,177

Total Investments, at Value - 123.50% (Cost $9,856,860)		9,847,783

Liabilities in Excess of Other Assets - (23.50)%		(1,873,962	)(a)

Net Assets - 100.00%		$7,973,821

(a)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
mini MSCI Emerging Markets Index Futures	Short	48	06/17/16	$(1,933,440)	$3,656
Total Futures Contracts				$(1,933,440)	$3,656

See Notes to Financial Statements.

Annual Report | May 31, 2016	31

Stadion Managed Risk 100 Fund	Schedule of Investments

May 31, 2016

EXCHANGE-TRADED FUNDS - 98.54%	Shares	Value
Energy Select Sector SPDR® Fund	104,460	$6,985,240
Financial Select Sector SPDR® Fund	295,410	7,004,171
Guggenheim S&P 500® Pure Growth ETF	289,090	23,592,635
iShares® Core S&P 500® ETF	111,010	23,425,330
PowerShares® QQQ Trust, Series 1	214,460	23,663,517
Technology Select Sector SPDR® Fund	170,060	7,518,353

TOTAL EXCHANGE-TRADED FUNDS (Cost $91,889,860)		92,189,246

MONEY MARKET FUNDS - 100.01%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.244%, 7-day effective yield	93,559,891	$93,559,891

TOTAL MONEY MARKET FUNDS (Cost $93,559,891)		93,559,891

Total Investments, at Value - 198.55% (Cost $185,449,751)		185,749,137

Liabilities in Excess of Other Assets - (98.55)%		(92,197,441)

Net Assets - 100.00%		$93,551,696

See Notes to Financial Statements.

32	www.stadionfunds.com

Stadion Investment Trust	Statements of Assets and Liabilities

May 31, 2016

	Stadion Tactical Growth Fund	Stadion Tactical Defensive Fund	Stadion Trilogy Alternative Return Fund
ASSETS
Investments in securities:
At acquisition cost	$301,206,504	$59,542,411	$77,485,871
At value (Note 2)	$316,171,467	$60,034,253	$81,653,640
Deposits with broker for written options contracts	–	–	198,314
Dividends receivable	–	–	135,809
Receivable for capital shares sold	593,599	50,976	5,760
Receivable for investment securities sold	–	1,011,567	1,088
Interest receivable	12,146	3,634	77
Other assets	48,749	14,650	30,661
TOTAL ASSETS	316,825,961	61,115,080	82,025,349

LIABILITIES
Written Options at value (Notes 2 and 6) (premiums received $–, $– and $4,997,248, respectively)	–	–	3,090,425
Payable for capital shares redeemed	261,039	130,835	53,554
Payable for investment securities purchased	–	19,786,433	13,662
Payable to Advisor (Note 5)	223,041	45,526	84,468
Accrued distribution fees (Note 5)	86,250	12,227	15,174
Accrued compliance fees (Note 5)	4,863	713	1,318
Payable to administrator (Note 5)	20,488	2,934	7,281
Other accrued expenses	78,255	27,310	32,299
TOTAL LIABILITIES	673,936	20,005,978	3,298,181

NET ASSETS	$316,152,025	$41,109,102	$78,727,168

Net assets consist of:
Paid-in capital	$322,176,210	$40,952,255	$76,131,406
Accumulated net investment income (loss)	28,059	(197,119)	214,549
Accumulated net realized losses	(21,017,207)	(137,876)	(3,693,379)
Net unrealized appreciation	14,964,963	491,842	6,074,592
NET ASSETS	$316,152,025	$41,109,102	$78,727,168

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$89,270,889	$18,725,929	$28,897,855
Class A shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	9,089,495	1,690,738	2,754,473
Net asset value, offering price and redemption price per share (Note 1)	$9.82	$11.08	$10.49
Maximum offering price per share (Note 1)	$10.42	$11.76	$11.13
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$82,346,658	$9,679,938	$10,572,666
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	8,558,385	923,242	1,025,593
Net asset value, offering price and redemption price per share (Note 1)	$9.62	$10.48	$10.31
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$144,534,478	$12,703,235	$39,256,647
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	14,626,186	1,131,172	3,731,859
Net asset value, offering price and redemption price per share (Note 1)	$9.88	$11.23	$10.52

See Notes to Financial Statements.

Annual Report | May 31, 2016	33

Stadion Investment Trust	Statements of Assets and Liabilities

May 31, 2016

	Stadion Alternative Income Fund	Stadion Defensive International Fund	Stadion Managed Risk 100 Fund
ASSETS
Investments in securities:
At acquisition cost	$88,020,106	$9,856,860	$185,449,751
At value (Note 2)	$91,796,945	$9,847,783	$185,749,137
Deposit with broker for futures contracts	–	102,214	–
Dividends receivable	335,355	–	–
Receivable for capital shares sold	48,869	115	23,220
Receivable for investment securities sold	1,511,184	–	–
Variation margin receivable	–	1,440	–
Interest receivable	963	693	15,053
Other assets	15,697	24,348	12,381
TOTAL ASSETS	93,709,013	9,976,593	185,799,791

LIABILITIES
Written Options at value (Notes 2 and 6) (premiums received $3,214,700, $– and $–, respectively)	3,657,225	–	–
Payable for capital shares redeemed	29,672	563	167,765
Payable for investment securities purchased	988,302	1,970,138	91,889,859
Payable to Advisor (Note 5)	46,914	9,803	107,386
Accrued distribution fees (Note 5)	1,079	1,195	30,441
Accrued compliance fees (Note 5)	1,351	130	1,624
Payable to administrator (Note 5)	6,678	723	6,454
Other accrued expenses	30,474	20,220	44,566
TOTAL LIABILITIES	4,761,695	2,002,772	92,248,095

NET ASSETS	$88,947,318	$7,973,821	$93,551,696

Net assets consist of:
Paid‐in capital	$84,938,287	$9,352,499	$138,322,058
Accumulated net investment income (loss)	480,002	(59,250)	(374,563)
Accumulated net realized gains (losses)	194,715	(1,314,007)	(44,695,185)
Net unrealized appreciation (depreciation)	3,334,314	(5,421)	299,386
NET ASSETS	$88,947,318	$7,973,821	$93,551,696

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$3,806,888	$4,937,747	$44,832,151
Class A shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	374,994	565,483	5,075,654
Net asset value, offering price and redemption price per share (Note 1)	$10.15	$8.73	$8.83
Maximum offering price per share (Note 1)	$10.77	$9.26	$9.37
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$508,276	$177,484	$24,017,007
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	50,297	20,830	2,867,456
Net asset value, offering price and redemption price per share (Note 1)	$10.11	$8.52	$8.38
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$84,632,154	$2,858,590	$24,702,538
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	8,355,695	324,847	2,761,687
Net asset value, offering price and redemption price per share (Note 1)	$10.13	$8.80	$8.94

See Notes to Financial Statements.

34	www.stadionfunds.com

Stadion Investment Trust	Statements of Operations

For the Year Ended May 31, 2016

	Stadion Tactical Growth Fund	Stadion Tactical Defensive Fund	Stadion Trilogy Alternative Return Fund
INVESTMENT INCOME
Dividends	$5,398,951	$638,728	$2,503,404
TOTAL INVESTMENT INCOME	5,398,951	638,728	2,503,404

EXPENSES
Investment advisory fees (Note 5)	2,893,653	682,822	1,152,378
Distribution fees, Class A (Note 5)	180,339	59,012	89,736
Distribution fees, Class C (Note 5)	592,528	112,417	112,088
Transfer agent fees, Common (Note 5)	134,516	45,604	37,812
Transfer agent fees, Class A (Note 5)	23,235	7,406	9,467
Transfer agent fees, Class C (Note 5)	34,878	5,254	6,578
Transfer agent fees, Class I (Note 5)	70,758	16,742	27,941
Administrative fees (Note 5)	201,833	44,708	78,647
Registration and filing fees	63,650	45,845	41,762
Professional fees	64,818	26,756	36,357
Custodian fees	20,295	5,778	7,871
Compliance fees (Note 5)	50,970	11,059	18,611
Trustees' fees	30,834	7,129	11,844
Printing of shareholder reports	65,647	14,420	15,854
Other expenses	79,615	32,128	49,601
TOTAL EXPENSES	4,507,569	1,117,080	1,696,547

Expenses waived/reimbursed by the Advisor (Note 5)	(460,454)	(17,014)	–
NET EXPENSES	4,047,115	1,100,066	1,696,547

NET INVESTMENT INCOME (LOSS)	1,351,836	(461,338)	806,857

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investments	(21,771,594)	(76,250)	(7,379,287)
Net realized gains from written option contracts	–	–	8,679,286
Net realized capital gain distributions from other investment companies	776,472	–	–
Net realized gains (losses)	(20,995,122)	(76,250)	1,299,999

Net change in unrealized appreciation (depreciation) on investments	8,682,743	(2,946,908)	(1,305,456)
Net change in unrealized depreciation on written option contracts	–	–	(1,872,705)
Net change in unrealized appreciation (depreciation)	8,682,743	(2,946,908)	(3,178,161)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(12,312,379)	(3,023,158)	(1,878,162)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,960,543)	$(3,484,496)	$(1,071,305)

See Notes to Financial Statements.

Annual Report | May 31, 2016	35

Stadion Investment Trust	Statements of Operations

For the Year Ended May 31, 2016

	Stadion Alternative Income Fund	Stadion Defensive International Fund	Stadion Managed Risk 100 Fund
INVESTMENT INCOME
Dividends	$1,835,870	$147,375	$926,718
TOTAL INVESTMENT INCOME	1,835,870	147,375	926,718

EXPENSES
Investment advisory fees (Note 5)	484,323	126,612	1,599,027
Distribution fees, Class A (Note 5)	5,757	16,973	154,240
Distribution fees, Class C (Note 5)	726 (a)	1,646	334,286
Transfer agent fees, Common (Note 5)	29,450	31,697	88,142
Transfer agent fees, Class A (Note 5)	1,225	–	21,850
Transfer agent fees, Class C (Note 5)	– (a)	32	23,256
Transfer agent fees, Class I (Note 5)	54,214	3,142	35,319
Administrative fees (Note 5)	48,629	9,074	104,114
Registration and filing fees	41,984	33,085	41,788
Professional fees	24,651	17,668	42,896
Custodian fees	13,577	5,454	8,457
Compliance fees (Note 5)	11,371	2,049	25,940
Trustees' fees	6,612	1,322	17,259
Printing of shareholder reports	7,311	7,191	23,787
Other expenses	13,442	8,610	85,152
TOTAL EXPENSES	743,272	264,555	2,605,513

Expenses waived/reimbursed by the Advisor (Note 5)	(81,530)	(73,746)	–
NET EXPENSES	661,742	190,809	2,605,513

NET INVESTMENT INCOME (LOSS)	1,174,128	(43,434)	(1,678,795)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investments	(1,047,690)	(1,450,977)	(11,663,950)
Net realized gains from written option contracts	1,236,865	–	–
Net realized gain on futures contracts	–	181,827	–
Net realized gains (losses)	189,175	(1,269,150)	(11,663,950)

Net change in unrealized appreciation on investments	3,832,391	108,611	1,192,820
Net change in unrealized depreciation on written option contracts	(448,479)	–	–
Net change in unrealized appreciation on futures contracts	–	3,656	–
Net change in unrealized appreciation	3,383,912	112,267	1,192,820
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,573,087	(1,156,883)	(10,471,130)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,747,215	$(1,200,317)	$(12,149,925)

(a)	The Stadion Alternative Income Fund Class C shares commenced operations on August 10, 2015.

See Notes to Financial Statements.

36	www.stadionfunds.com

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Tactical Growth Fund		Stadion Tactical Defensive Fund
	For the Year Ended May 31, 2016	For the Year Ended May 31, 2015	For the Year Ended May 31, 2016	For the Year Ended May 31, 2015
FROM OPERATIONS
Net investment income (loss)	$1,351,836	$(155,087)	$(461,338)	$(298,954)
Net realized gains (losses)	(21,771,594)	3,301,405	(76,250)	2,475,438
Net realized capital gain distributions from other investment companies	776,472	2,815	–	–
Net change in unrealized appreciation (depreciation)	8,682,743	955,351	(2,946,908)	(741,147)
Net increase (decrease) in net assets resulting from operations	(10,960,543)	4,104,484	(3,484,496)	1,435,337

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	(263,283)	(80,455)	–	–
Distributions from net investment income, Class C	(47,691)	(7,596)	–	–
Distributions from net investment income, Class I	(626,224)	(149,054)	–	–
Distributions from net realized gains, Class A	(120,006)	(1,715,528)	(627,153)	(47,991)
Distributions from net realized gains, Class C	(111,305)	(377,442)	(332,876)	(11,066)
Distributions from net realized gains, Class I	(207,995)	(2,398,952)	(503,101)	(12,701)
Decrease in net assets from distributions to shareholders	(1,376,504)	(4,729,027)	(1,463,130)	(71,758)

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	68,221,628	60,307,357	4,826,430	21,706,342
Net asset value of shares issued in reinvestment of distributions	351,636	1,709,989	620,388	47,348
Payments for shares redeemed	(34,562,634)	(20,134,628)	(13,673,222)	(36,938,218)
Net increase (decrease) in net assets from Class A share transactions	34,010,630	41,882,718	(8,226,404)	(15,184,528)

Class C
Proceeds from sales of shares	58,544,829	33,420,312	4,119,784	8,018,453
Net asset value of shares issued in reinvestment of distributions	146,289	374,920	291,183	10,598
Payments for shares redeemed	(8,012,038)	(308,361)	(5,839,610)	(3,762,858)
Net increase (decrease) in net assets from Class C share transactions	50,679,080	33,486,871	(1,428,643)	4,266,193

Class I
Proceeds from sales of shares	115,948,299	87,755,561	7,783,476	24,351,708
Net asset value of shares issued in reinvestment of distributions	797,590	2,518,872	435,623	9,602
Payments for shares redeemed	(64,518,464)	(20,715,122)	(19,006,109)	(6,583,502)
Net increase (decrease) in net assets from Class I share transactions	52,227,425	69,559,311	(10,787,010)	17,777,808

TOTAL NET INCREASE (DECREASE) IN NET ASSETS	124,580,088	144,304,357	(25,389,683)	8,223,052

NET ASSETS:
Beginning of period	191,571,937	47,267,580	66,498,785	58,275,733
End of period	$316,152,025	$191,571,937	$41,109,102	$66,498,785

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$28,059	$(387,815)	$(197,119)	$(310,655)

See Notes to Financial Statements.

Annual Report | May 31, 2016	37

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Trilogy Alternative Return Fund		Stadion Alternative Income Fund
	For the Year Ended May 31, 2016	For the Year Ended May 31, 2015	For the Year Ended May 31, 2016 (a)	For the Year Ended May 31, 2015
FROM OPERATIONS
Net investment income	$806,857	$521,966	$1,174,128	$69,169
Net realized gains (losses)	1,299,999	(1,846,740)	189,175	146,390
Net change in unrealized appreciation (depreciation)	(3,178,161)	(926,693)	3,383,912	(182,526)
Net increase (decrease) in net assets resulting from operations	(1,071,305)	1,442,013	4,747,215	33,033

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	(309,450)	(240,535)	(35,147)	(61,449)
Distributions from net investment income, Class C	(21,167)	(15,223)	(49)	–
Distributions from net investment income, Class I	(467,310)	(170,616)	(684,392)	(11,697)
Distributions from net realized gains, Class A	–	–	(495)	–
Distributions from net realized gains, Class C	–	–	(4)	–
Distributions from net realized gains, Class I	–	–	(23,422)	–
Decrease in net assets from distributions to shareholders	(797,927)	(426,374)	(743,509)	(73,146)

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	7,205,240	12,361,169	3,380,050	5,642,411
Net asset value of shares issued in reinvestment of distributions	307,342	228,788	32,522	32,824
Payments for shares redeemed	(17,752,328)	(61,103,243)	(4,878,780)	(2,504,258)
Net increase (decrease) in net assets from Class A share transactions	(10,239,746)	(48,513,286)	(1,466,208)	3,170,977

Class C
Proceeds from sales of shares	2,958,501	2,574,903	517,894	–
Net asset value of shares issued in reinvestment of distributions	20,426	13,911	49	–
Payments for shares redeemed	(3,845,253)	(12,731,878)	(13,693)	–
Net increase (decrease) in net assets from Class C share transactions	(866,326)	(10,143,064)	504,250	–

Class I
Proceeds from sales of shares	15,904,975	44,284,719	89,377,568	301,287
Net asset value of shares issued in reinvestment of distributions	464,995	167,513	705,753	10,736
Payments for shares redeemed	(29,249,266)	(38,874,539)	(9,847,204)	(3,915,552)
Net increase (decrease) in net assets from Class I share transactions	(12,879,296)	5,577,693	80,236,117	(3,603,529)

TOTAL NET INCREASE (DECREASE) IN NET ASSETS	(25,854,600)	(52,063,018)	83,277,865	(472,665)

NET ASSETS:
Beginning of period	104,581,768	156,644,786	5,669,453	6,142,118
End of period	$78,727,168	$104,581,768	$88,947,318	$5,669,453

ACCUMULATED NET INVESTMENT INCOME	$214,549	$205,619	$480,002	$25,518

(a)	The Stadion Alternative Income Fund Class C shares commenced operations on August 10, 2015.

See Notes to Financial Statements.

38	www.stadionfunds.com

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Defensive International Fund		Stadion Managed Risk 100 Fund
	For the Year Ended May 31, 2016	For the Year Ended May 31, 2015	For the Year Ended May 31, 2016	For the Year Ended May 31, 2015
FROM OPERATIONS
Net investment income (loss)	$(43,434)	$193,111	$(1,678,795)	$(827,955)
Net realized gains (losses)	(1,269,150)	70,535	(11,663,950)	(9,375,169)
Net realized capital gain distributions from other investment companies	–	60,901	–	379,315
Net change in unrealized appreciation (depreciation)	112,267	(759,587)	1,192,820	(1,445,827)
Net decrease in net assets resulting from operations	(1,200,317)	(435,040)	(12,149,925)	(11,269,636)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	–	(131,852)	–	–
Distributions from net investment income, Class C	–	(570)	–	–
Distributions from net investment income, Class I	–	(11,350)	–	–
Distributions from net realized gains, Class A	(39,216)	(176,753)	–	–
Distributions from net realized gains, Class C	(1,056)	(1,732)	–	–
Distributions from net realized gains, Class I	(20,562)	(12,988)	–	–
Decrease in net assets from distributions to shareholders	(60,834)	(335,245)	–	–

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	884,640	7,553,273	3,066,278	14,797,138
Net asset value of shares issued in reinvestment of distributions	39,130	284,579	–	–
Payments for shares redeemed	(6,383,295)	(11,555,818)	(52,567,194)	(175,593,508)
Net decrease in net assets from Class A share transactions	(5,459,525)	(3,717,966)	(49,500,916)	(160,796,370)

Class C
Proceeds from sales of shares	50,606	71,306	546,454	2,361,785
Net asset value of shares issued in reinvestment of distributions	1,056	2,302	–	–
Payments for shares redeemed	(9,879)	(64,571)	(22,178,174)	(42,698,261)
Net increase (decrease) in net assets from Class C share transactions	41,783	9,037	(21,631,720)	(40,336,476)

Class I
Proceeds from sales of shares	267,580	4,249,391	2,061,251	44,079,429
Net asset value of shares issued in reinvestment of distributions	20,562	24,338	–	–
Payments for shares redeemed	(899,771)	(10,210,901)	(24,621,296)	(90,243,154)
Net decrease in net assets from Class I share transactions	(611,629)	(5,937,172)	(22,560,045)	(46,163,725)

TOTAL NET DECREASE IN NET ASSETS	(7,290,522)	(10,416,386)	(105,842,606)	(258,566,207)

NET ASSETS:
Beginning of period	15,264,343	25,680,729	199,394,302	457,960,509
End of period	$7,973,821	$15,264,343	$93,551,696	$199,394,302

ACCUMULATED NET INVESTMENT LOSS	$(59,250)	$(111,097)	$(374,563)	$(807,144)

See Notes to Financial Statements.

Annual Report | May 31, 2016	39

Stadion Tactical Growth Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)	For the Period May 1, 2013 to May 31, 2013(b)		For the Period April 1, 2013 (Commencement of operations) to April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$10.41		$10.35		$10.22	$10.27		$10.10

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(c)(d)	0.05		(0.02)		(0.05)	(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.59)		0.92		1.32	(0.04)		0.19
Total from investment operations	(0.54)		0.90		1.27	(0.05)		0.17
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.03)		(0.03)		–	–		–
Distributions from net realized gains	(0.02)		(0.81)		(1.14)	–		–
Total distributions	(0.05)		(0.84)		(1.14)	–		–

NET ASSET VALUE, END OF PERIOD	$9.82		$10.41		$10.35	$10.22		$10.27

TOTAL RETURN(e)	(5.19%)		8.78%		12.75%	(0.49%	)(f)	1.68	%(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$89,271		$59,366		$17,305	$3,430		$1

Ratio of total expenses to average net assets(g)	1.71	%(h)	1.84	%(h)	1.85%	5.21	%(h)(i)	2.83	%(h)(i)

Ratio of net expenses to average net assets(g)	1.55%		1.69%		1.85%	1.95	%(i)	1.95	%(i)

Ratio of net investment income (loss) to average net assets(c)(g)	0.54%		(0.21%)		(0.47%)	(1.95	%)(i)	(1.95	%)(i)

PORTFOLIO TURNOVER RATE	287%		333%		324%	50	%(f)	294	%(f)(j)

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.
(b)	Effective May 31, 2013, the Stadion Tactical Growth Fund changed its fiscal year from April 30 to May 31.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(d)	Per share amounts were calculated using average shares method.
(e)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not annualized.
(g)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(i)	Annualized.
(j)	Portfolio turnover rate is calculated at the Fund Level and represents the year ended April 30, 2013.

See Notes to Financial Statements.

40	www.stadionfunds.com

Stadion Tactical Growth Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)	For the Period May 1, 2013 to May 31, 2013(b)		For the Period April 1, 2013 (Commencement of operations) to April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$10.25		$10.26		$10.21	$10.26		$10.10

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(c)(d)	(0.01)		(0.12)		(0.15)	(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.59)		0.93		1.33	(0.03)		0.18
Total from investment operations	(0.60)		0.81		1.18	(0.05)		0.16
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.01)		(0.01)		–	–		–
Distributions from net realized gains	(0.02)		(0.81)		(1.13)	–		–
Total distributions	(0.03)		(0.82)		(1.13)	–		–

NET ASSET VALUE, END OF PERIOD	$9.62		$10.25		$10.26	$10.21		$10.26

TOTAL RETURN(e)	(5.93%)		7.96%		11.87%	(0.49%	)(f)	1.58	%(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$82,347		$34,402		$1,242	$1		$1

Ratio of total expenses to average net assets(g)	2.49	%(h)	2.59	%(h)	2.64%	3.01	%(h)(i)	3.51	%(h)(i)

Ratio of net expenses to average net assets(g)	2.30%		2.37%		2.64%	2.70	%(i)	2.70	%(i)

Ratio of net investment loss to average net assets(c)(g)	(0.11%)		(1.16%)		(1.49%)	(2.70%	)(i)	(2.70	%)(i)

PORTFOLIO TURNOVER RATE	287%		333%		324%	50	%(f)	294	%(f)(j)

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.
(b)	Effective May 31, 2013, the Stadion Tactical Growth Fund changed its fiscal year from April 30 to May 31.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(d)	Per share amounts were calculated using average shares method.
(e)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not annualized.
(g)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(i)	Annualized.
(j)	Portfolio turnover rate is calculated at the Fund Level and represents the year ended April 30, 2013.

See Notes to Financial Statements.

Annual Report | May 31, 2016	41

Stadion Tactical Growth Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)	For the Period May 1, 2013 to May 31, 2013(b)		Year Ended April 30, 2013		Year Ended April 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.46		$10.38		$10.23	$10.27		$11.20		$13.13

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(c)(d)	0.08		0.00	(e)	(0.02)	(0.01)		(0.02)		(0.08)
Net realized and unrealized gain (loss) on investments	(0.59)		0.94		1.31	(0.03)		0.90		0.11
Total from investment operations	(0.51)		0.94		1.29	(0.04)		0.88		0.03
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)		(0.05)		–	–		–		–
Distributions from net realized gains	(0.02)		(0.81)		(1.14)	–		(1.81)		(1.96)
Total distributions	(0.07)		(0.86)		(1.14)	–		(1.81)		(1.96)

NET ASSET VALUE, END OF PERIOD	$9.88		$10.46		$10.38	$10.23		$10.27		$11.20

TOTAL RETURN(f)	(4.94%)		9.07%		12.96%	(0.39%	)(g)	9.90%		1.70%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$144,534		$97,804		$28,721	$24,024		$22,169		$29,546

Ratio of total expenses to average net assets(h)	1.49	%(i)	1.62	%(i)	1.59%	1.98	%(i)(j)	1.81	%(i)	1.75%

Ratio of net expenses to average net assets(h)	1.30%		1.43%		1.59%	1.70	%(j)	1.75%		N/A

Ratio of net investment income (loss) to average net assets(c)(h)	0.85%		0.02%		(0.22%)	(1.70	%)(j)	(0.21%)		(0.66%)

PORTFOLIO TURNOVER RATE	287%		333%		324%	50	%(g)	294%		262%
(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.
(b)	Effective May 31, 2013, the Stadion Tactical Growth Fund changed its fiscal year from April 30 to May 31.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(d)	Per share amounts were calculated using average shares method.
(e)	Amount rounds to less than $0.01 per share or less than 1%.
(f)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)	Not annualized.
(h)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(j)	Annualized.

See Notes to Financial Statements.

42	www.stadionfunds.com

Stadion Tactical Defensive Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$11.99		$11.69		$11.99		$10.37		$11.72

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.09	)(c)	(0.04	)(c)	(0.04	)(c)	0.02	(c)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.50)		0.35		0.53		1.60		(0.72)
Total from investment operations	(0.59)		0.31		0.49		1.62		(0.81)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		(0.01)		–		–
Distributions from net realized gains	(0.32)		(0.01)		(0.78)		–		(0.54)
Total distributions	(0.32)		(0.01)		(0.79)		–		(0.54)

NET ASSET VALUE, END OF PERIOD	$11.08		$11.99		$11.69		$11.99		$10.37

TOTAL RETURN(d)	(4.80%)		2.67%		4.12%		15.62%		(6.75%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$18,726		$29,073		$43,136		$33,813		$33,892

Ratio of total expenses to average net assets(e)	1.96	%(f)	1.88%		1.89%		2.00	%(f)	1.91	%(f)

Ratio of net expenses to average net assets(e)	1.95%		1.88%		1.89%		1.95%		1.89%

Ratio of net investment income (loss) to average net assets(b)(e)	(0.77%)		(0.33%)		(0.34%)		0.14%		(0.67%)

PORTFOLIO TURNOVER RATE	645%		482%		529%		455%		826%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(f)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Annual Report | May 31, 2016	43

Stadion Tactical Defensive Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$11.45		$11.26		$11.64		$10.16		$11.59

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.17	)(c)	(0.13	)(c)	(0.13	)(c)	(0.07	)(c)	(0.18)
Net realized and unrealized gain (loss) on investments	(0.48)		0.33		0.53		1.55		(0.71)
Total from investment operations	(0.65)		0.20		0.40		1.48		(0.89)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		(0.00	)(d)	–		–
Distributions from net realized gains	(0.32)		(0.01)		(0.78)		–		(0.54)
Total distributions	(0.32)		(0.01)		(0.78)		–		(0.54)

NET ASSET VALUE, END OF PERIOD	$10.48		$11.45		$11.26		$11.64		$10.16

TOTAL RETURN(e)	(5.56%)		1.80%		3.47%		14.57%		(7.54%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$9,680		$12,145		$7,807		$5,060		$5,253

Ratio of total expenses to average net assets(f)	2.73	%(g)	2.66%		2.67%		3.20	%(g)	3.12	%(g)

Ratio of net expenses to average net assets(f)	2.70%		2.66%		2.67%		2.70%		2.70%

Ratio of net investment loss to average net assets(b)(f)	(1.55%)		(1.16%)		(1.13%)		(0.61%)		(1.48%)

PORTFOLIO TURNOVER RATE	645%		482%		529%		455%		826%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

44	www.stadionfunds.com

Stadion Tactical Defensive Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$12.12		$11.80		$12.07		$10.42		$11.76

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.06	)(c)	(0.03	)(c)	(0.02	)(c)	0.02	(c)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.51)		0.36		0.55		1.63		(0.75)
Total from investment operations	(0.57)		0.33		0.53		1.65		(0.80)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		(0.02)		–		–
Distributions from net realized gains	(0.32)		(0.01)		(0.78)		–		(0.54)
Total distributions	(0.32)		(0.01)		(0.80)		–		(0.54)

NET ASSET VALUE, END OF PERIOD	$11.23		$12.12		$11.80		$12.07		$10.42

TOTAL RETURN(d)	(4.58%)		2.82%		4.42%		15.83%		(6.65%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$12,703		$25,280		$7,333		$4,945		$2,636

Ratio of total expenses to average net assets(e)	1.76	%(f)	1.70%		1.73	%(f)	2.38	%(f)	3.05	%(f)

Ratio of net expenses to average net assets(e)	1.70%		1.70%		1.70%		1.70%		1.70%

Ratio of net investment income (loss) to average net assets(b)(e)	(0.53%)		(0.28%)		(0.19%)		0.20%		(0.53%)

PORTFOLIO TURNOVER RATE	645%		482%		529%		455%		826%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(f)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Annual Report | May 31, 2016	45

Stadion Trilogy Alternative Return Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014(a)	Year Ended May 31, 2013	For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.66	$10.53	$10.41	$9.85	$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)	0.09 (c)	0.04 (c)	0.04 (c)	0.07 (c)	0.00	(d)
Net realized and unrealized gain (loss) on investments	(0.18)	0.12	0.11	0.67	(0.15)
Total from investment operations	(0.09)	0.16	0.15	0.74	(0.15)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.08)	(0.03)	(0.03)	(0.05)	–
Distributions from net realized gains	–	–	–	(0.13)	–
Total distributions	(0.08)	(0.03)	(0.03)	(0.18)	–

NET ASSET VALUE, END OF PERIOD	$10.49	$10.66	$10.53	$10.41	$9.85

TOTAL RETURN(e)	(0.79%)	1.54%	1.45%	7.53%	(1.50%	)(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$28,898	$39,896	$88,261	$68,967	$49,507

Ratio of total expenses to average net assets(g)	1.85%	1.82%	1.76%	1.93%	2.21	%(h)(i)

Ratio of net expenses to average net assets(g)	1.85%	1.82%	1.76%	1.93%	1.95	%(h)

Ratio of net investment income to average net assets(b)(g)	0.88%	0.38%	0.34%	0.66%	0.34	%(h)

PORTFOLIO TURNOVER RATE	36%	37%	15%	42%	0	%(d)(f)

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

46	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016	Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.49	$10.42		$10.35		$9.85		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	0.01 (c)	(0.04	)(c)	(0.04	)(c)	(0.01	)(c)	(0.00	)(d)
Net realized and unrealized gain (loss) on investments	(0.17)	0.12		0.11		0.67		(0.15)
Total from investment operations	(0.16)	0.08		0.07		0.66		(0.15)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.02)	(0.01)		–		(0.03)		–
Distributions from net realized gains	–	–		–		(0.13)		–
Total distributions	(0.02)	(0.01)		–		(0.16)		–

NET ASSET VALUE, END OF PERIOD	$10.31	$10.49		$10.42		$10.35		$9.85

TOTAL RETURN(e)	(1.53%)	0.75%		0.68%		6.72%		(1.50%	)(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$10,573	$11,654		$21,805		$11,570		$50

Ratio of total expenses to average net assets(g)	2.63%	2.58%		2.52%		3.36	%(h)	61.13	%(h)i)

Ratio of net expenses to average net assets(g)	2.63%	2.58%		2.52%		2.70%		2.70	%(i)

Ratio of net investment income (loss) to average net assets(b)(g)	0.08%	(0.36%)		(0.41%)		(0.10%)		(0.11	%)(i)

PORTFOLIO TURNOVER RATE	36%	37%		15%		42%		0	%(d)(f)

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(i)	Annualized.

See Notes to Financial Statements.

Annual Report | May 31, 2016	47

Stadion Trilogy Alternative Return Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014(a)	Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.69	$10.55	$10.42	$9.86		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)	0.11 (c)	0.07 (c)	0.06 (c)	0.10	(c)	0.01
Net realized and unrealized gain (loss) on investments	(0.17)	0.12	0.11	0.66		(0.15)
Total from investment operations	(0.06)	0.19	0.17	0.76		(0.14)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.11)	(0.05)	(0.04)	(0.07)		–
Distributions from net realized gains	–	–	–	(0.13)		–
Total distributions	(0.11)	(0.05)	(0.04)	(0.20)		–

NET ASSET VALUE, END OF PERIOD	$10.52	$10.69	$10.55	$10.42		$9.86

TOTAL RETURN(d)	(0.54%)	1.78%	1.64%	7.75%		(1.40%	)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$39,257	$53,031	$46,578	$18,956		$1

Ratio of total expenses to average net assets(f)	1.64%	1.62%	1.57%	2.01	%(g)	1,259.15	%(g)(h)

Ratio of net expenses to average net assets(f)	1.64%	1.62%	1.57%	1.70%		1.70	%(h)

Ratio of net investment income to average net assets(b)(f)	1.07%	0.70%	0.54%	0.94%		0.51	%(h)

PORTFOLIO TURNOVER RATE	36%	37%	15%	42%		0	%(e)(i)

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(h)	Annualized.
(i)	Amount rounds to less than $0.01 per share or less than 1%.

See Notes to Financial Statements.

48	www.stadionfunds.com

Stadion Alternative Income Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014		For the Period December 31, 2012 (Commencement of operations) to May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$9.72		$9.89		$9.91		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.16		0.15		0.15		0.06
Net realized and unrealized gain (loss) on investments	0.44		(0.13)		(0.06	)(c)	(0.15)
Total from investment operations	0.60		0.02		0.09		(0.09)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.17)		(0.19)		(0.11)		–
Distributions from net realized gains	(0.00	)(d)	–		–		–
Total distributions	(0.17)		(0.19)		(0.11)		–

NET ASSET VALUE, END OF PERIOD	$10.15		$9.72		$9.89		$9.91

TOTAL RETURN(e)	6.33%		0.24%		0.91%		(0.90%	)(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$3,807		$5,226		$2,065		$1,667

Ratio of total expenses to average net assets(g)	1.73	%(h)	3.77	%(h)	2.55	%(h)	10.69	%(h)(i)

Ratio of net expenses to average net assets(g)	1.40%		1.40%		1.40%		1.40	%(i)

Ratio of net investment income to average net assets(b)(g)	1.58%		1.52%		1.53%		1.52	%(i)

PORTFOLIO TURNOVER RATE	18%		485%		294%		84	%(f)

(a)	Per share amounts were calculated using average shares method.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended May 31, 2014, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.
(d)	Amount rounds to less than $0.01 per share or less than 1%.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(i)	Annualized.

See Notes to Financial Statements.

Annual Report | May 31, 2016	49

Stadion Alternative Income Fund – Class C	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period August 10, 2015 (Commencement of operations) to May 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$9.59

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.09
Net realized and unrealized gain on investments	0.48
Total from investment operations	0.57
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)
Distributions from net realized gains	(0.00	)(c)
Total distributions	(0.05)

NET ASSET VALUE, END OF PERIOD	$10.11

TOTAL RETURN(d)	6.00	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$508

Ratio of total expenses to average net assets(f)	2.18	%(g)(h)

Ratio of net expenses to average net assets(f)	2.15	%(g)

Ratio of net investment income to average net assets(b)(f)	1.15	%(g)

PORTFOLIO TURNOVER RATE	18%

(a)	Per share amounts were calculated using average shares method.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Amount rounds to less than $0.01 per share or less than 1%.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

50	www.stadionfunds.com

Stadion Alternative Income Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014		For the Period February 14, 2013 (Commencement of operations) to May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$9.60		$9.89		$9.91		$9.91

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.20		0.30		0.17		0.04
Net realized and unrealized gain (loss) on investments	0.44		(0.25)		(0.07	)(c)	(0.04)
Total from investment operations	0.64		0.05		0.10		0.00
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.11)		(0.34)		(0.12)		–
Distributions from net realized gains	(0.00	)(d)	–		–		–
Total distributions	(0.11)		(0.34)		(0.12)		–

NET ASSET VALUE, END OF PERIOD	$10.13		$9.60		$9.89		$9.91

TOTAL RETURN(e)	6.70%		0.58%		1.09%		0.00	%(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$84,632		$444		$4,077		$1,519

Ratio of total expenses to average net assets(g)	1.29	%(h)	3.75	%(h)	2.29	%(h)	14.50	%(h)(i)

Ratio of net expenses to average net assets(g)	1.15%		1.15%		1.15%		1.15	%(i)

Ratio of net investment income to average net assets(b)(g)	2.08%		2.96%		1.72%		1.42	%(i)

PORTFOLIO TURNOVER RATE	18%		485%		294%		84	%(f)(j)

(a)	Per share amounts were calculated using average shares method.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended May 31, 2014, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.
(d)	Amount rounds to less than $0.01 per share or less than 1%.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(i)	Annualized.
(j)	Represents the period December 31, 2012 (commencement of operations of the Fund) to May 31, 2013.

See Notes to Financial Statements.

Annual Report | May 31, 2016	51

Stadion Defensive International Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.68		$10.10		$10.16		$9.54		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.04	)(c)	0.12	(c)	(0.10	)(c)	(0.01	)(c)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.85)		(0.37)		0.31		0.68		(0.45)
Total from investment operations	(0.89)		(0.25)		0.21		0.67		(0.46)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.07)		–		(0.05)		–
Distributions from net realized gains	(0.06)		(0.10)		(0.27)		–		–
Total distributions	(0.06)		(0.17)		(0.27)		(0.05)		–

NET ASSET VALUE, END OF PERIOD	$8.73		$9.68		$10.10		$10.16		$9.54

TOTAL RETURN(d)	(9.18%)		(2.40%)		2.07%		7.04%		(4.60%	)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$4,938		$11,284		$15,853		$13,723		$8,721

Ratio of total expenses to average net assets(f)	2.63	%(g)	2.33	%(g)	2.09	%(g)	2.82	%(g)	5.31	%(g)(h)

Ratio of net expenses to average net assets(f)	1.95%		1.95%		1.95%		1.95%		1.95	%(h)

Ratio of net investment income (loss) to average net assets(b)(f)	(0.42%)		1.22%		(0.97%)		(0.15%)		(1.94	%)(h)

PORTFOLIO TURNOVER RATE	726%		450%		627%		804%		21	%(e)

(a)	Prior to March 28, 2014, the Stadion Defensive International Fund was known as the Stadion Olympus Fund™.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(h)	Annualized.

See Notes to Financial Statements.

52	www.stadionfunds.com

Stadion Defensive International Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.52		$9.96		$10.09		$9.53		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.13	)(c)	(0.00	)(c)(d)	(0.17	)(c)	(0.15	)(c)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.81)		(0.31)		0.30		0.74		(0.43)
Total from investment operations	(0.94)		(0.31)		0.13		0.59		(0.47)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.03)		–		(0.03)		–
Distributions from net realized gains	(0.06)		(0.10)		(0.26)		–		–
Total distributions	(0.06)		(0.13)		(0.26)		(0.03)		–

NET ASSET VALUE, END OF PERIOD	$8.52		$9.52		$9.96		$10.09		$9.53

TOTAL RETURN(e)	(9.86%)		(3.06%)		1.32%		6.19%		(4.70%	)(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$177		$153		$151		$64		$1

Ratio of total expenses to average net assets(g)	3.45	%(h)	3.10	%(h)	2.82	%(h)	73.16	%(h)	1,345.00	%(h)(i)

Ratio of net expenses to average net assets(g)	2.70%		2.70%		2.70%		2.70%		2.70	%(i)

Ratio of net investment loss to average net assets(b)(g)	(1.51%)		(0.03%)		(1.71%)		(1.49%)		(2.70	%)(i)

PORTFOLIO TURNOVER RATE	726%		450%		627%		804%		21	%(f)

(a)	Prior to March 28, 2014, the Stadion Defensive International Fund was known as the Stadion Olympus Fund™.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(i)	Annualized.

See Notes to Financial Statements.

Annual Report | May 31, 2016	53

Stadion Defensive International Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.73		$10.14		$10.18		$9.55		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.03	)(c)	0.01	(c)	(0.08	)(c)	(0.09	)(c)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.84)		(0.23)		0.31		0.79		(0.42)
Total from investment operations	(0.87)		(0.22)		0.23		0.70		(0.45)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.09)		–		(0.07)		–
Distributions from net realized gains	(0.06)		(0.10)		(0.27)		–		–
Total distributions	(0.06)		(0.19)		(0.27)		(0.07)		–

NET ASSET VALUE, END OF PERIOD	$8.80		$9.73		$10.14		$10.18		$9.55

TOTAL RETURN(d)	(8.93%)		(2.15%)		2.29%		7.31%		(4.50%	)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$2,859		$3,828		$9,677		$5,935		$1

Ratio of total expenses to average net assets(f)	2.52	%(g)	2.21	%(g)	1.91	%(g)	3.63	%(g)	1,342.77	%(g)(h)

Ratio of net expenses to average net assets(f)	1.70%		1.70%		1.70%		1.70%		1.70	%(h)

Ratio of net investment income (loss) to average net assets(b)(f)	(0.38%)		0.11%		(0.77%)		(0.90%)		(1.70	%)(h)

PORTFOLIO TURNOVER RATE	726%		450%		627%		804%		21	%(e)

(a)	Prior to March 28, 2014, the Stadion Defensive International Fund was known as the Stadion Olympus Fund™.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(h)	Annualized.

See Notes to Financial Statements.

54	www.stadionfunds.com

Stadion Managed Risk 100 Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.43		$9.90		$10.35		$9.38		$9.93

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.10	)(c)	(0.01	)(c)	(0.07	)(c)	(0.00	)(c)(d)	(0.17)
Net realized and unrealized gain (loss) on investments	(0.50)		(0.46)		(0.38)		0.97		(0.28)
Total from investment operations	(0.60)		(0.47)		(0.45)		0.97		(0.45)
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–		–		–		(0.10)
Total distributions	–		–		–		–		(0.10)

NET ASSET VALUE, END OF PERIOD	$8.83		$9.43		$9.90		$10.35		$9.38

TOTAL RETURN(e)	(6.36%)		(4.75%)		(4.35%)		10.34%		(4.45%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$44,832		$100,049		$266,853		$371,779		$407,202

Ratio of total expenses to average net assets(f)	1.86%		1.65%		1.53%		1.59%		1.51%

Ratio of net investment loss to average net assets(b)(f)	(1.15%)		(0.12%)		(0.66%)		(0.01%)		(1.03%)

PORTFOLIO TURNOVER RATE	861%		1,046%		1,079%		737%		1,967%

(a)	Prior to March 28, 2014, the Stadion Managed Risk 100 Fund was known as the Stadion Managed Fund.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

See Notes to Financial Statements.

Annual Report | May 31, 2016	55

Stadion Managed Risk 100 Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.02		$9.54		$10.05		$9.18		$9.79

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.16	)(c)	(0.09	)(c)	(0.14	)(c)	(0.07	)(c)	(0.21)
Net realized and unrealized gain (loss) on investments	(0.48)		(0.43)		(0.37)		0.94		(0.30)
Total from investment operations	(0.64)		(0.52)		(0.51)		0.87		(0.51)
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–		–		–		(0.10)
Total distributions	–		–		–		–		(0.10)

NET ASSET VALUE, END OF PERIOD	$8.38		$9.02		$9.54		$10.05		$9.18

TOTAL RETURN(d)	(7.10%)		(5.45%)		(5.07%)		9.48%		(5.13%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$24,017		$49,008		$92,384		$141,797		$159,112

Ratio of total expenses to average net assets(e)	2.65%		2.43%		2.29%		2.35%		2.30%

Ratio of net investment loss to average net assets(b)(e)	(1.93%)		(0.91%)		(1.43%)		(0.77%)		(1.80%)

PORTFOLIO TURNOVER RATE	861%		1,046%		1,079%		737%		1,967%

(a)	Prior to March 28, 2014, the Stadion Managed Risk 100 Fund was known as the Stadion Managed Fund.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

See Notes to Financial Statements.

56	www.stadionfunds.com

Stadion Managed Risk 100 Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015	Year Ended May 31, 2014(a)		Year Ended May 31, 2013	Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.54		$9.99	$10.43		$9.43	$9.96

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.09	)(c)	0.01 (c)	(0.04	)(c)	0.02 (c)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.51)		(0.46)	(0.40)		0.98	(0.37)
Total from investment operations	(0.60)		(0.45)	(0.44)		1.00	(0.43)
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–	–		–	(0.10)
Total distributions	–		–	–		–	(0.10)

NET ASSET VALUE, END OF PERIOD	$8.94		$9.54	$9.99		$10.43	$9.43

TOTAL RETURN(d)	(6.29%)		(4.50%)	(4.22%)		10.60%	(4.24%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$24,703		$50,337	$98,724		$127,735	$117,986

Ratio of total expenses to average net assets(e)	1.68%		1.47%	1.31%		1.39%	1.28%

Ratio of net investment income (loss) to average net assets(b)(e)	(0.96%)		0.10%	(0.43%)		0.18%	(0.77%)

PORTFOLIO TURNOVER RATE	861%		1,046%	1,079%		737%	1,967%

(a)	Prior to March 28, 2014, the Stadion Managed Risk 100 Fund was known as the Stadion Managed Fund.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

See Notes to Financial Statements.

Annual Report | May 31, 2016	57

Stadion Investment Trust	Notes to Financial Statements

May 31, 2016

1. ORGANIZATION

Stadion Tactical Growth Fund (“Tactical Growth Fund”) (formerly known as the Stadion Market Opportunity Fund prior to March 28, 2014), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) (formerly known as the Stadion Core Advantage Fund prior to March 28, 2014), Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”) (formerly known as the Stadion Trilogy FundTM prior to March 28, 2014), Stadion Alternative Income Fund (“Alternative Income Fund”) (formerly known as the Stadion Tactical Income Fund prior to April 30, 2015), Stadion Defensive International Fund (“Defensive International Fund”) (formerly known as the Stadion Olympus FundTM prior to March 28, 2014) and Stadion Managed Risk 100 Fund (“Managed Risk 100 Fund”) (formerly known as the Stadion Managed Fund prior to March 28, 2014), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I Shares of the Tactical Growth Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013. The Fund seeks long-term capital appreciation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Alternative Income Fund commenced operations on December 31, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on December 31, 2012, August 10, 2015 and February 14, 2013, respectively. The investment objective of the Fund is to seek to provide income and absolute portfolio returns, with a secondary emphasis on lower risk and volatility than the U.S. equity markets.

Defensive International Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Managed Risk 100 Fund commenced operations on June 30, 2003. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Each Fund currently offers three classes of shares, Class A, Class C, and Class I. Class A shares are sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, are also sold subject to a 1.00% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1.00% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares require a higher minimum initial investment.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

58	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

May 31, 2016

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2016 by security type:

Tactical Growth Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$293,802,710	$–	$–	$293,802,710
Money Market Funds	22,368,757	–	–	22,368,757
Total Investments in Securities	$316,171,467	$–	$–	$316,171,467

Tactical Defensive Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$40,366,395	$–	$–	$40,366,395
Money Market Funds	19,667,858	–	–	19,667,858
Total Investments in Securities	$60,034,253	$–	$–	$60,034,253

Trilogy Alternative Return Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$37,853,095	$–	$–	$37,853,095
Exchange-Traded Funds	33,699,464	–	–	33,699,464
Open-End Funds	3,756,103	–	–	3,756,103
Purchased Option Contracts	–	6,240,750	–	6,240,750
Money Market Funds	104,228	–	–	104,228
Total Investments in Securities	$75,412,890	$6,240,750	$–	$81,653,640
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(3,090,425)	$–	$(3,090,425)
Total	$–	$(3,090,425)	$–	$(3,090,425)

Alternative Income Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$85,423,815	$–	$–	$85,423,815
Purchased Option Contracts	–	2,850,471	–	2,850,471
Money Market Funds	3,522,659	–	–	3,522,659
Total Investments in Securities	$88,946,474	$2,850,471	$–	$91,796,945
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(3,657,225)	$–	$(3,657,225)
Total	$–	$(3,657,225)	$–	$(3,657,225)

Annual Report | May 31, 2016	59

Stadion Investment Trust	Notes to Financial Statements

May 31, 2016

Defensive International Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$6,286,606	$–	$–	$6,286,606
Money Market Funds	3,561,177	–	–	3,561,177
Total Investments in Securities	$9,847,783	$–	$–	$9,847,783
Other Financial Instruments
Assets
Futures Contracts	$3,656	$–	$–	$3,656
Total	$3,656	$–	$–	$3,656

Managed Risk 100 Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$92,189,246	$–	$–	$92,189,246
Money Market Funds	93,559,891	–	–	93,559,891
Total Investments in Securities	$185,749,137	$–	$–	$185,749,137

*	See Schedule of Investments for Common Stocks determined by industry.

As of May 31, 2016, the Funds did not have any transfers in and/or out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share Valuation: The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Securities Transactions and Investment Income: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Option Transactions: Trilogy Alternative Return Fund and Alternative Income Fund may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. The Funds use option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices.

Allocation Between Classes: Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the respective Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the respective Fund.

Distributions to Shareholders: Each of the Funds may distribute its net investment income to its shareholders quarterly, but, in any event, expects to distribute substantially all of its net investment income to its shareholders at least annually. Net realized gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales and tax treatment of short term capital gains. Dividends and distributions are recorded on the ex-dividend date.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes: It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

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Stadion Investment Trust	Notes to Financial Statements

May 31, 2016

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3. SECURITY TRANSACTIONS

During the year ended May 31, 2016, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to:

	Tactical Growth Fund	Tactical Defensive Fund
Purchases	$788,817,086	$260,994,995
Sales	$667,929,718	$275,917,467

	Trilogy Alternative Return Fund	Alternative Income Fund
Purchases	$32,625,004	$85,374,854
Sales	$51,894,699	$10,078,834

	Defensive International Fund	Managed Risk 100 Fund
Purchases	$48,778,790	$876,883,124
Sales	$49,326,481	$929,380,885

4. TAX MATTERS

The tax character of distributions made during the year ended May 31, 2015 and May 31, 2016 was as follows:

	Ordinary Income	Long-term Capital Gains	Total Distributions
Tactical Growth Fund
5/31/2016	$970,026	$406,478	$1,376,504
5/31/2015	3,049,629	1,679,398	4,729,027
Tactical Defensive Fund
5/31/2016	$–	$1,463,130	$1,463,130
5/31/2015	–	71,758	71,758
Trilogy Alternative Return Fund
5/31/2016	$797,927	$–	$797,927
5/31/2015	426,374	–	426,374
Alternative Income Fund
5/31/2016	$724,892	$18,617	$743,509
5/31/2015	73,146	–	73,146
Defensive International Fund
5/31/2016	$60,834	$–	$60,834
5/31/2015	259,239	76,006	335,245
Managed Risk 100 Fund
5/31/2016	$–	$–	$–
5/31/2015	–	–	–

Reclassifications:
At May 31, 2016, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to differences in the treatment of certain investments and treatment of net investment loss. These reclassifications were as follows:

Fund	Accumulated net investment income (loss)	Accumulated net realized gains (losses)	Paid-in capital
Tactical Growth Fund	$1,236	$(1,236)	$–
Tactical Defensive Fund	574,874	43	(574,917)
Trilogy Alternative Return Fund	–	–	–
Alternative Income Fund	(56)	56	–
Defensive International Fund	95,281	8	(95,289)
Managed Risk 100 Fund	2,111,376	–	(2,111,376)

Included in the amounts reclassified above was a net operating loss offset to paid-in capital in the amounts of:

Fund	Amount
Tactical Defensive Fund	$574,874
Defensive International Fund	95,281
Managed Risk 100 Fund	2,111,376

Tax Basis of Investments:
As of May 31, 2016, the aggregate cost of investments, gross unrealized appreciation (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Tactical Growth Fund	Tactical Defensive Fund	Trilogy Alternative Return Fund
Tax cost of portfolio investments	$301,542,324	$59,576,461	$77,821,421
Gross unrealized appreciation	$15,008,668	$458,393	$9,166,642
Gross unrealized depreciation	(379,525)	(601)	(5,334,423)
Net appreciation written option contracts and futures contracts	–	–	1,906,823
Net unrealized appreciation	$14,629,143	$457,792	$5,739,042

Annual Report | May 31, 2016	61

Stadion Investment Trust	Notes to Financial Statements

May 31, 2016

	Alternative Income Fund	Defensive International Fund	Managed Risk 100 Fund
Tax cost of portfolio investments	$88,049,383	$10,019,848	$185,449,751
Gross unrealized appreciation	$7,234,462	$48,485	$327,167
Gross unrealized depreciation	(3,486,900)	(220,550)	(27,781)
Net appreciation (depreciation) written option contracts and futures contracts	(442,525)	3,656	–
Net unrealized appreciation (depreciation)	$3,305,037	$(168,409)	$299,386

As of May 31, 2016, the tax cost of written option contracts for Trilogy Alternative Return Fund and Alternative Income Fund were $4,997,248 and $3,214,700 respectively.

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Tactical Growth Fund, Tactical Defensive Fund and Trilogy Alternative Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Components of Earnings:
At May 31, 2016, components of distributable earnings on a tax basis were as follows:

	Tactical Growth Fund	Tactical Defensive Fund	Trilogy Alternative Return Fund
Undistributed ordinary income	$440,343	$–	$214,549
Accumulated capital losses on investments	(20,681,387)	(103,826)	(4,259,871)
Net unrealized appreciation on investments	14,629,143	457,792	5,739,042
Other cumulative effect of timing differences	(412,284)	(197,119)	902,042
Total	$(6,024,185)	$156,847	$2,595,762

	Alternative Income Fund	Defensive International Fund	Managed Risk 100 Fund
Undistributed ordinary income	$480,002	$–	$–
Accumulated capital losses on investments	(380,188)	(1,147,362)	(44,695,185)
Net unrealized appreciation (depreciation) on investments	3,305,037	(168,409)	299,386
Other cumulative effect of timing differences	604,180	(62,907)	(374,563)
Total	$4,009,031	$(1,378,678)	$(44,770,362)

Capital Loss Carryforward:
As of May 31, 2016, the Funds have the following capital loss carryforwards. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended May 31, 2016, the Fund utilized capital loss carryforwards as follows:

Fund	Amount
Trilogy Alternative Return Fund	$(2,911,169)

Capital losses (no expiration) carried to the next tax year were as follows:

Fund	Short-Term	Long-Term
Tactical Growth Fund	$8,591,600	$–
Tactical Defensive Fund	103,826	–
Trilogy Alternative Return Fund	3,239,204	–
Alternative Income Fund	–	243,900
Defensive International Fund	1,129,955	–
Managed Risk 100 Fund	44,695,185	–

The Funds elect to defer to the tax year ending May 31, 2017, capital losses recognized during the period November 1, 2015 to May 31, 2016 in the amount of:

Fund	Amount
Tactical Growth Fund	$12,089,787
Trilogy Alternative Return Fund	1,020,667
Alternative Income Fund	136,288
Defensive International Fund	17,407

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Stadion Investment Trust	Notes to Financial Statements

May 31, 2016

The Funds elect to defer to the tax year ending May 31, 2017, late year ordinary losses recognized in the amount of:

Fund	Amount
Tactical Growth Fund	$412,284
Tactical Defensive Fund	197,119
Defensive International Fund	59,250
Managed Risk 100 Fund	374,563

As of and during the year ended May 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

5. TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreements
Each Fund’s investments are managed by the Advisor under the terms of an Investment Advisory Agreement (the “Advisory Agreements”). Under the Advisory Agreements, each Fund excluding the Alternative Income Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets up to $150 million and 1.00% of such assets over $150 million. Effective April 30, 2015, the Alternative Income Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 0.85% of its average daily net assets. Prior to April 30, 2015, the Alternative Income Fund paid the Advisor an investment advisory fee at the annual rate of 0.65% of its average daily net assets.

The Advisor has entered into an Expense Limitation Agreement with respect to each Fund, excluding the Tactical Growth Fund and the Alternative Income Fund, under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares and Class I shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.70% of the average daily net assets allocable to each Class until October 1, 2016. Effective January 1, 2015, the Advisor has entered into an Expense Limitation Agreement with the Tactical Growth Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C and Class I shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.30% of the average daily net assets allocable to each Class until October 1, 2016. Prior to January 1, 2015, the Advisor had entered into an Expense Limitation Agreement with the Tactical Growth Fund under which it had agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limited the annual operating expenses of Class A shares, Class C and Class I shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.70% of the average daily net assets allocable to each Class. The Advisor has entered into an Expense Limitation Agreement with the Alternative Income Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares and Class I shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.15% of the average daily net assets allocable to each Class until October 1, 2016. Accordingly, during the year ended May 31, 2016, the Advisor waived fees and reimbursed expenses as follows:

	Tactical Growth Fund	Tactical Defensive Fund	Alternative Income Fund	Defensive International Fund
Total waivers and reimbursements	$460,454	$17,014	$81,530	$73,746

During the year ended May 31, 2016, there were no advisory fees waived or expenses reimbursed by the Advisor for the Trilogy Alternative Return Fund and the Managed Risk 100 Fund. It is expected that the Expense Limitation Agreements will continue from year-to-year, provided such continuance is approved by the Trustees.

If the Advisor so requests, any Tactical Growth Fund operating expenses waived or reimbursed by the Advisor pursuant to the Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.30% within the most recent three fiscal years prior to the request shall be repaid to the Advisor by the Fund; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.30% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree).

If the Advisor so requests, any Alternative Income Fund operating expense waived or reimbursed by the Advisor pursuant to the Advisory Agreement shall be repaid to the Advisor by the Fund in the first, second, and third fiscal years following the fiscal year in which any such reimbursement or waiver occurs.

As of May 31, 2016, the balance of recoupable expenses for the Tactical Growth Fund and the Alternative Income Fund was as follows:

Fund	2017	2018	2019	Total
Tactical Growth Fund	$–	$144,690	$460,455	$605,145
Alternative Income Fund	$64,957	$99,416	$81,530	$245,903

Annual Report | May 31, 2016	63

Stadion Investment Trust	Notes to Financial Statements

May 31, 2016

The Chief Compliance Officer of the Trust is an employee of the Advisor. Effective July 15, 2013, the Trust reimburses the Advisor 50% of the employee’s annual base salary for the services provided by the Chief Compliance Officer of the Trust. Prior to July 15, 2013, the Trust reimbursed the Advisor $82,500 annually for services provided by the Chief Compliance Officer of the Trust. Each Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

Certain Trustees and officers of the Trust are also officers of the Advisor.

Fund Accounting and Administration Agreement
ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust.

Transfer Agent and Shareholder Services Agreement
ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust.

Distribution Plan
The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b‐1 under the 1940 Act that permit Class A and Class C shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of each Fund’s average daily net assets attributable to Class C shares. The Trust has not adopted a plan of distribution with respect to Class I shares. The expenses of the Plans are reflected as distribution fees in the Statement of Operations of the Funds.

Distribution Agreement
ALPS Distributors, Inc. (“ADI” or the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Under the terms of a Distribution Agreement with the Trust, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. ADI receives no compensation from the Funds.

6.  DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed‐income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non‐hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange‐traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange‐traded and the exchange’s clearinghouse, as counterparty to all exchange‐traded futures, guarantees the futures against default.

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Stadion Investment Trust	Notes to Financial Statements

May 31, 2016

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Transactions in option contracts written by Trilogy Alternative Return Fund and Alternative Income Fund during the year ended May 31, 2016, were as follows:

Trilogy Alternative Return Fund

	Written Calls
	Contracts	Premiums
Options outstanding at beginning of period	480	$1,756,854
Options written	4,750	17,278,265
Options closed	(4,825)	(17,587,102)
Options outstanding at ending of period	405	$1,448,017

	Written Puts
	Contracts	Premiums
Options outstanding at beginning of period	1,150	$5,496,799
Options written	3,245	14,858,412
Options closed	(3,045)	(13,192,438)
Options expired	(700)	(3,613,542)
Options outstanding at ending of period	650	$3,549,231

Alternative Income Fund

	Written Calls
	Contracts	Premiums
Options outstanding at beginning of period	49	$156,154
Options written	4,996	23,219,651
Options closed	(4,344)	(20,597,951)
Options outstanding at ending of period	701	$2,777,854

	Written Puts
	Contracts	Premiums
Options outstanding at beginning of period	8	$39,665
Options written	2,357	12,068,888
Options closed	(2,265)	(11,671,707)
Options outstanding at ending of period	100	$436,846

A portion of Trilogy Alternative Return Fund’s and Alternative Income Fund’s securities are pledged as collateral for open option contracts.

Annual Report | May 31, 2016	65

Stadion Investment Trust	Notes to Financial Statements

May 31, 2016

The locations in the Statements of Assets and Liabilities of Trilogy Alternative Return Fund’s and Alternative Income Fund’s derivative positions are as follows:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Fair Value of Liability Derivatives
Trilogy Alternative Return Fund
Equity Contracts (Purchased Options/Written Options)	Investments in securities: At value	$6,240,750	Written Options at value	$3,090,425
		$6,240,750		$3,090,425

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Fair Value of Liability Derivatives
Alternative Income Fund
Equity Contracts (Purchased Options/Written Options)	Investments in securities: At value	$2,850,471	Written Options at value	$3,657,225
		$2,850,471		$3,657,225

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Fair Value of Liability Derivatives
Defensive International Fund
Equity Contracts (Futures Contracts)*	Variation margin receivable	$3,656	Payable for variation margin	$–
		$3,656		$–

*	Includes the cumulative appreciation/depreciation of futues contracts as reported in the Portfolio of Investments. Only the current day's net variation margin is reported within the Statement of Assets and Liabilities.

For the Trilogy Alternative Return Fund the average option contracts purchased and written during the year ended May 31, 2016, were 6,625 contracts, and 1,042 contracts, respectively. For the Alternative Income Fund the average option contracts purchased and written during the year ended May 31, 2016, were 3,812 contracts, and 585 contracts, respectively.

For the Defensive International Fund the average notional value of futures contracts during the year ended May 31, 2016, was $50,476.

Trilogy Alternative Return Fund’s, Alternative Income Fund’s, and Defensive International Fund’s transactions in derivative instruments during the year ended May 31, 2016, are recorded in the following locations in the Statements of Operations:

Risk Exposure	Statement of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Trilogy Alternative Return Fund
Equity Contracts (Purchased Options)	Net realized losses from investments/Net change in unrealized appreciation (depreciation) on investments	$(11,856,815)	$2,740,106
Equity Contracts (Written Options)	Net realized gains from written option contracts/Net change in unrealized depreciation on written option contracts	8,679,286	(1,872,705)
Total		$(3,177,529)	$867,401

Risk Exposure	Statement of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Alternative Income Fund
Equity Contracts (Purchased Options)	Net realized losses from investments/Net change in unrealized appreciation on investments	$(1,443,534)	$(2,161,568)
Equity Contracts (Written Options)	Net realized gains from written option contracts/Net change in unrealized depreciation on written option contracts	1,236,865	(448,479)
Total		$(206,669)	$(2,610,047)

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Stadion Investment Trust	Notes to Financial Statements

May 31, 2016

Risk Exposure	Statement of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Defensive International Fund
Equity Contracts (Purchased Options)	Net realized losses from investments/Net change in unrealized appreciation on investments	$(10,090)	$–
Equity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized appreciation on futures contracts	$181,827	$3,656
Total		$171,737	$3,656

Tactical Growth Fund, Tactical Defensive Fund, and Managed Risk 100 Fund had no transactions in derivative instruments during the year ended May 31, 2016.

7.  CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	For the Year Ended May 31, 2016	For the Year Ended May 31, 2015
Tactical Growth Fund - Class A
Shares sold	6,931,154	5,775,419
Shares issued in reinvestment of distributions to shareholders	35,519	164,990
Shares redeemed	(3,579,431)	(1,910,571)
Net increase in shares outstanding	3,387,242	4,029,838
Shares outstanding beginning of period	5,702,253	1,672,415
Shares outstanding end of period	9,089,495	5,702,253

Tactical Growth Fund - Class C
Shares sold	6,025,591	3,229,112
Shares issued in reinvestment of distributions to shareholders	15,035	36,694
Shares redeemed	(839,273)	(29,898)
Net increase in shares outstanding	5,201,353	3,235,908
Shares outstanding beginning of period	3,357,032	121,124
Shares outstanding end of period	8,558,385	3,357,032

Tactical Growth Fund - Class I
Shares sold	11,740,309	8,297,446
Shares issued in reinvestment of distributions to shareholders	80,160	241,954
Shares redeemed	(6,541,936)	(1,957,626)
Net increase in shares outstanding	5,278,533	6,581,774
Shares outstanding beginning of period	9,347,653	2,765,879
Shares outstanding end of period	14,626,186	9,347,653

Annual Report | May 31, 2016	67

Stadion Investment Trust	Notes to Financial Statements

May 31, 2016

	For the Year Ended May 31, 2016	For the Year Ended May 31, 2015
Tactical Defensive Fund ‐ Class A
Shares sold	416,567	1,809,445
Shares issued in reinvestment of distributions to shareholders	57,657	3,800
Shares redeemed	(1,208,183)	(3,077,080)
Net decrease in shares outstanding	(733,959)	(1,263,835)
Shares outstanding beginning of period	2,424,697	3,688,532
Shares outstanding end of period	1,690,738	2,424,697
Tactical Defensive Fund ‐ Class C
Shares sold	381,578	691,930
Shares issued in reinvestment of distributions to shareholders	28,519	888
Shares redeemed	(547,261)	(326,022)
Net increase/(decrease) in shares outstanding	(137,164)	366,796
Shares outstanding beginning of period	1,060,406	693,610
Shares outstanding end of period	923,242	1,060,406
Tactical Defensive Fund ‐ Class I
Shares sold	675,066	2,004,694
Shares issued in reinvestment of distributions to shareholders	40,002	763
Shares redeemed	(1,669,341)	(541,618)
Net increase/(decrease) in shares outstanding	(954,273)	1,463,839
Shares outstanding beginning of period	2,085,445	621,606
Shares outstanding end of period	1,131,172	2,085,445

	For the Year Ended May 31, 2016	For the Year Ended May 31, 2015
Trilogy Alternative Return Fund ‐ Class A
Shares sold	689,342	1,181,583
Shares issued in reinvestment of distributions to shareholders	29,532	21,841
Shares redeemed	(1,707,242)	(5,841,258)
Net decrease in shares outstanding	(988,368)	(4,637,834)
Shares outstanding beginning of period	3,742,841	8,380,675
Shares outstanding end of period	2,754,473	3,742,841
Trilogy Alternative Return Fund ‐ Class C
Shares sold	287,231	248,815
Shares issued in reinvestment of distributions to shareholders	1,995	1,345
Shares redeemed	(374,578)	(1,231,760)
Net decrease in shares outstanding	(85,352)	(981,600)
Shares outstanding beginning of period	1,110,945	2,092,545
Shares outstanding end of period	1,025,593	1,110,945
Trilogy Alternative Return Fund ‐ Class I
Shares sold	1,513,180	4,224,224
Shares issued in reinvestment of distributions to shareholders	44,546	15,956
Shares redeemed	(2,786,116)	(3,693,673)
Net increase/(decrease) in shares outstanding	(1,228,390)	546,507
Shares outstanding beginning of period	4,960,249	4,413,742
Shares outstanding end of period	3,731,859	4,960,249

68	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

May 31, 2016

	For the Year Ended May 31, 2016	For the Year Ended May 31, 2015
Alternative Income Fund ‐ Class A
Shares sold	340,529	582,020
Shares issued in reinvestment of distributions to shareholders	3,338	3,404
Shares redeemed	(506,691)	(256,519)
Net increase/(decrease) in shares outstanding	(162,824)	328,905
Shares outstanding beginning of period	537,818	208,913
Shares outstanding end of period	374,994	537,818
Alternative Income Fund ‐ Class C (a)
Shares sold	51,667	–
Shares issued in reinvestment of distributions to shareholders	5	–
Shares redeemed	(1,375)	–
Net increase in shares outstanding	50,297	–
Shares outstanding beginning of period	–	–
Shares outstanding end of period	50,297	–
Alternative Income Fund ‐ Class I
Shares sold	9,251,268	31,298
Shares issued in reinvestment of distributions to shareholders	71,743	1,122
Shares redeemed	(1,013,551)	(398,242)
Net increase/(decrease) in shares outstanding	8,309,460	(365,822)
Shares outstanding beginning of period	46,235	412,057
Shares outstanding end of period	8,355,695	46,235

	For the Year Ended May 31, 2016	For the Year Ended May 31, 2015
Defensive International Fund ‐ Class A
Shares sold	97,399	748,106
Shares issued in reinvestment of distributions to shareholders	4,571	30,024
Shares redeemed	(702,226)	(1,181,742)
Net decrease in shares outstanding	(600,256)	(403,612)
Shares outstanding beginning of period	1,165,739	1,569,351
Shares outstanding end of period	565,483	1,165,739
Defensive International Fund ‐ Class C
Shares sold	5,724	7,373
Shares issued in reinvestment of distributions to shareholders	126	246
Shares redeemed	(1,099)	(6,707)
Net increase in shares outstanding	4,751	912
Shares outstanding beginning of period	16,079	15,167
Shares outstanding end of period	20,830	16,079
Defensive International Fund ‐ Class I
Shares sold	30,308	441,850
Shares issued in reinvestment of distributions to shareholders	2,388	2,559
Shares redeemed	(101,256)	(1,004,868)
Net decrease in shares outstanding	(68,560)	(560,459)
Shares outstanding beginning of period	393,407	953,866
Shares outstanding end of period	324,847	393,407

(a)	The Stadion Alternative Income Fund Class C shares commenced operations on August 10, 2015.

Annual Report | May 31, 2016	69

Stadion Investment Trust	Notes to Financial Statements

May 31, 2016

	For the Year Ended May 31, 2016	For the Year Ended May 31, 2015
Managed Risk 100 Fund ‐ Class A
Shares sold	345,859	1,478,533
Shares redeemed	(5,876,982)	(17,833,753)
Net decrease in shares outstanding	(5,531,123)	(16,355,220)
Shares outstanding beginning of period	10,606,777	26,961,997
Shares outstanding end of period	5,075,654	10,606,777
Managed Risk 100 Fund ‐ Class C
Shares sold	64,829	245,461
Shares redeemed	(2,633,623)	(4,497,097)
Net decrease in shares outstanding	(2,568,794)	(4,251,636)
Shares outstanding beginning of period	5,436,250	9,687,886
Shares outstanding end of period	2,867,456	5,436,250
Managed Risk 100 Fund ‐ Class I
Shares sold	231,054	4,389,138
Shares redeemed	(2,748,144)	(8,991,950)
Net decrease in shares outstanding	(2,517,090)	(4,602,812)
Shares outstanding beginning of period	5,278,777	9,881,589
Shares outstanding end of period	2,761,687	5,278,777

8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that  have  not  yet  occurred.  However,  based  on  experience,  the Funds expect the risk of loss to be remote.

9. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds currently seek to achieve their investment objectives by investing  a  portion  of  their  assets  in  Morgan  Stanley  Institutional Liquidity Fund Government Portfolio (the “Portfolio”), a registered open‐end management investment company organized  as  a  Delaware  statutory  trust.  The  Funds  may  redeem  their investments from the Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders  to do so. The latest financial statements for the Portfolio can be found at www.sec.gov.

The  performance  of  the  Funds  may  be  directly  affected  by  the performance of the Portfolio. As of May 31, 2016, the percentage of net  assets  invested  in  the  Portfolio  was  7.08%,  47.84%,  0.13%, 3.96%,  44.66%  and  100.01%  for  the  Tactical  Growth  Fund,  Tactical Defensive Fund, Trilogy Alternative Return Fund, Alternative Income Fund, Defensive International Fund and Managed Risk 100 Fund, respectively.

The  Tactical  Defensive  Fund  currently  seeks  to  achieve  its investment  objectives  by  investing  a  portion  of  its  assets  in  the iShares® Russell 2000® Index Fund, the PowerShares® QQQ Trust, Series 1 and the SPDR® S&P 500® ETF Trust. The iShares® Russell 2000® Index Fund was established as a Delaware statutory trust and is  registered  under  the  Investment  Company  Act  of  1940,  as amended, as an open‐end management investment company. The PowerShares® QQQ Trust, Series 1 was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The SPDR® S&P® ETF Trust was established as a New York statutory trust and is registered under the Investment Company  Act  of  1940,  as  amended.  The  Defensive  International Fund  currently  seeks  to  achieve  its  investment  objectives  by investing  a  portion  of  its  assets  in  the  PIMCO  Enhanced  Short Maturity Active ETF. The PIMCO Enhanced Short Maturity Active ETF was  established  as  a  Delaware  statutory  trust  and  is  registered under the Investment Company Act of 1940, as amended, as an open‐end management investment company. The Managed Risk 100 Fund  currently  seeks  to  achieve  its  investment  objectives  by investing a portion of its assets in the Guggenheim S&P 500® Pure Growth ETF, the iShares® Core S&P 500® ETF and the PowerShares® QQQ Trust, Series 1. The Guggenheim S&P 500® Pure Growth ETF was  established  as  a  Delaware  statutory  trust  and  is  registered under the Investment Company Act of 1940, as amended, as an open‐end management investment company. The iShares® Core S&P 500®  ETF  was  established  as  a  Delaware  statutory  trust  and  is registered under the Investment Company Act of 1940, as amended, as  an  open‐end  management  investment  company.  The PowerShares® QQQ Trust, Series 1 was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. These Funds may redeem their investments from the iShares® Russell 2000® Index Fund, the PowerShares® QQQ Trust, Series 1, the SPDR® S&P 500® ETF Trust, the PIMCO Enhanced Short Maturity Active ETF, the Guggenheim S&P 500® Pure Growth ETF and the iShares® Core S&P 500® ETF, (the “ETFs”) at any time if the Advisor determines that it is in the best interest of a Fund and its shareholders to do so. The latest financial statements for the ETFs can be found at www.sec.gov.

70	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

May 31, 2016

A Fund’s performance may be directly affected by the performance of  the  ETFs.  As  of  May  31,  2016,  the  percentage  of  net  assets invested  in  the  iShares®  Russell  2000®  Index  Fund,  the PowerShares® QQQ Trust, Series 1 and the SPDR® S&P 500® ETF Trust  by  the  Tactical  Defensive  Fund  was  25.00%,  25.07%  and 25.06%, respectively. As of May 31, 2016, the percentage of net assets invested in the PIMCO Enhanced Short Maturity Active ETF by the Defensive International Fund was 29.77%. As of May 31, 2016, the percentage of net assets invested in the Guggenheim S&P 500® Pure  Growth  ETF,  the  iShares®  Core  S&P  500®  ETF  and  the PowerShares® QQQ Trust, Series 1 by the Managed Risk 100 Fund was 25.22%, 25.04% and 25.29%, respectively.

10. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non‐recognized subsequent events that must  be  disclosed  to  keep  the  financial  statements  from  being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent  events  through  the  issuance  of  these  financial statements and has noted no such events.

Annual Report | May 31, 2016	71

Report of Independent
Stadion Investment Trust	Registered Public Accounting Firm

To the Board of Trustees of Stadion Investment Trust
and the Shareholders of Stadion Managed Risk 100 Fund,
Stadion Tactical Defensive Fund, Stadion Defensive
International Fund, Stadion Trilogy Alternative Return Fund,
Stadion Alternative Income Fund, and Stadion Tactical Growth Fund

We have audited the accompanying statements of assets and liabilities of Stadion Managed Risk 100 Fund, Stadion Tactical Defensive Fund, Stadion Defensive International Fund, Stadion Trilogy Alternative Return Fund, Stadion Alternative Income Fund, and Stadion Tactical Growth Fund (the “Funds”), each a series of shares of beneficial interest in Stadion Investment Trust, including the schedules of investments, as of May 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years and periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the Stadion Tactical Growth Fund for the year ended April 30, 2012 were audited by other auditors whose report dated June 25, 2012, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stadion Managed Risk 100 Fund, Stadion Tactical Defensive Fund, Stadion Defensive International Fund, Stadion Trilogy Alternative Return Fund, Stadion Alternative Income Fund, and Stadion Tactical Growth Fund as of May 31, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years and periods in the five-year period then ended (except for the period audited by other auditors noted above for Stadion Tactical Growth Fund), in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP
Philadelphia, Pennsylvania
July 27, 2016

72	www.stadionfunds.com

Stadion Investment Trust	Additional Information

May 31, 2016 (Unaudited)

OTHER INFORMATION

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-383-7636. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov.

FEDERAL TAX INFORMATION (UNAUDITED)

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended December 31, 2015, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
Stadion Trilogy Alternative Return Fund	100.00%
Stadion Alternative Income Fund	100.00%
Stadion Tactical Growth Fund	100.00%

For the year ended December 31, 2015, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. The percentages were as follows:

Fund Name	Percentage
Stadion Trilogy Alternative Return Fund	100.00%
Stadion Alternative Income Fund	100.00%
Stadion Tactical Growth Fund	100.00%

In early 2016, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2015 via Form 1099. The Funds will notify shareholders in early 2017 of amounts paid to them by the Funds, if any, during the calendar year 2016.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Stadion Tactical Defensive Fund, Stadion Alternative Income Fund, and Stadion Tactical Growth Fund designated $1,463,130, $18,617, and $406,478 respectively, as long-term capital gain dividends.

Annual Report | May 31, 2016	73

Stadion Investment Trust	Board of Trustees and Executive Officers

May 31, 2016 (Unaudited)

STADION INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS

The Board of Trustees has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-today operations. The officers have been elected for an annual term. The Fund’ SAI includes additional information about the Trustees and is available without charge upon request by calling 1-866-383-7636 or on the Fund’ website, www.stadionfunds.com. The Independent Trustees of the Trust received aggregate compensation of $75,000 during the fiscal year ended May 31, 2016 for their services to the Funds and Trust. Interested Trustees and Officers did not receive compensation from the Funds for the services to the Funds and the Trust. The following are the Trustees and executive officers of the Trust:

Name and Age	Positio(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
James M. Baker (age 64)	Trustee	Since June 2003	Mr. Baker has been the President of Baker & Lassiter, Inc. (real estate development and management) since 1994.	6	Mr. Baker serves as a director of Resurgens Bank, a closely held state chartered bank.
Norman A. McLean (age 62)	Trustee	Since June 2003	Mr. McLean has been the Director of Marketing/Public Relations for St. Mary’s Health Care System (health care) since September 2005.	6	None
Ronald C. Baum (age 74)	Trustee	Since July 2011	Mr. Baum was a Managing Partner for the Atlanta office of Grant Thornton LLP (public accounting firm) from 1987 through 2002.	6	None
INTERESTED TRUSTEE**
Gregory L. Morris (age 68)	Trustee and Chairman	Since June 2007	Mr. Morris was a portfolio manager and investment committee member of the Adviser and its predecessor firm (Stadion Money Management, Inc.) from November 2004 to September 2014.	6	None

OTHER EXECUTIVE OFFICERS
Judson P. Doherty (age 47)	Chief Executive Officer and President (Principal Executive Officer)	Since June 2006
Mr. Doherty has been Chief Executive Officer since April 2015 and President of the Adviser and its predecessor firm (Stadion Money Management, Inc.) since 2007. He was Chief Financial Officer of Stadion Money Management, Inc. from 2001 until 2011 and Chief Compliance Officer of Stadion Money Management, Inc. and the Trust from 2004 to 2010. He is also a member of the Adviser’s investment committee.
				n/a	None

74	www.stadionfunds.com

Stadion Investment Trust	Board of Trustees and Executive Officers

May 31, 2016 (Unaudited)

Name and Age	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Duane L. Bernt (age 45)	Treasurer (Principal Financial Officer)	Since October 2012	Mr. Bernt has been the Chief Financial Officer of the Adviser since 2011. Previously, he was a Senior Vice President of Lincoln Financial Group (a financial services firm) from 1998 to 2011.	n/a	None
Michael D. Isaac (age 40)	Chief Compliance Officer	Since April 2010
Mr. Isaac has been the Chief Compliance Officer of the Adviser and its predecessor firm (Stadion Money Management, Inc.) since 2010. Previously, he was Chief Compliance Officer of J.P. Turner & Company LLC (a broker/dealer) from 2006 to 2010.
				n/a	None
Alan Gattis (age 36) 1290 Broadway, Suite 1100 Denver, Colorado 80203	Assistant Treasurer	Since April 2013
Mr. Gattis, Vice President and Fund Controller, ALPS Fund Services, since 2015 and 2011, respectively; Assistant Treasurer for Clough Funds Trust and Clough Global Funds, since 2016; Assistant Treasurer for Griffin Institutional Access Real Estate Fund, since 2014; Assistant Treasurer for Stadion Funds, since 2013; Assistant Treasurer for Centaur Mutual Funds Trust, since 2013; Audit Manager, Spicer Jeffries LLP, 2009 through 2011; Auditor, PricewaterhouseCoopers LLP, 2004 through 2009.
				n/a	None
Sareena Khwaja-Dixon (age 36) 1290 Broadway, Suite 1100 Denver, CO 80203	Secretary	Since November 2015	Ms. Khwaja-Dixon, Senior Counsel and Vice President for ALPS Fund Services, Inc., joined ALPS in 2015. Previously, she was a Senior Paralegal/Paralegal for Russell Investments from 2011 to 2015.	n/a	None

*
The Fund Complex consists of the Stadion Tactical Growth Fund, Stadion Tactical Defensive Fund, Stadion Defensive International Fund, Stadion Trilogy Alternative Return Fund, Stadion Alternative Income Fund and Stadion Managed Risk 100 Fund.

**	Gregory L. Morris is an Interested Trustee because he was an employee of the Adviser from November 2004 to December 2014.

Annual Report | May 31, 2016	75

Stadion Investment Trust	Approval of Investment Advisory Agreements

May 31, 2016 (Unaudited)

APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENTS FOR STADION TACTICAL GROWTH FUND, STADION TACTICAL  DEFENSIVE  FUND,  STADION  DEFENSIVE  INTERNATIONAL  FUND,  STADION  TRILOGY  ALTERNATIVE  RETURN  FUND, STADION ALTERNATIVE INCOME FUND AND STADION MANAGED RISK 100 FUND

The Board of Trustees (the “Board”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”) voting separately, has reviewed and approved the Investment Advisory Agreements (the  “Advisory  Agreements”)  with  the  Advisor  for  the  Stadion  Tactical  Growth  Fund,  Stadion  Tactical  Defensive  Fund,  Stadion  Defensive International Fund, Stadion Trilogy Alternative Return Fund, Stadion Alternativel Income Fund and Stadion Managed Risk 100 Fund (each a “Fund” and together, the “Funds”). Approval took place at an in‐person meeting held on February 1, 2016, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel and the Independent Trustees were advised by independent legal counsel. The Board received and reviewed a substantial amount of information provided by the Advisor in response to requests of the Board  and counsel.

In considering the approval of the Advisory Agreements and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below:

(i)	The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to the Managed Risk 100 Fund, the Tactical Defensive Fund, the Defensive International Fund, the Trilogy Alternative Return Fund, the Alternative Income Fund and the Tactical Growth Fund, including, without limitation, its investment advisory services since each Fund’s inception, its coordination of services for the Funds by the Funds’ service providers, its compliance procedures and practices, and its efforts to promote the Funds and assist in their distribution. The Board noted that certain of the Trust’s executive officers are employees of the Adviser, and (with the exception of the CCO) serve the Trust without additional compensation from the Funds. After reviewing the foregoing information and further information in the Adviser Memorandum (including descriptions of the Adviser’s business and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Funds.

(ii)	The investment performance of the Funds and Adviser. In this regard, the Board compared the performance of the Managed Risk 100 Fund, the Tactical Defensive Fund, the Defensive International Fund, the Trilogy Alternative Return Fund, the Alternative Income Fund and the Tactical Growth Fund with the performance of each Fund’s benchmark indices and comparable peer group averages. The Board also considered the consistency of the Adviser’s management of each Fund with the Fund’s investment objective and policies. The Board considered the performance of other funds in the Funds’ Morningstar category, and the Funds’ Morningstar ratings; however, the Board noted that comparisons with other funds in the Funds’ respective Morningstar categories were not necessarily appropriate considering the Funds’ unique investment approaches. Following discussion of the short and long-term investment performance of each Fund, the Adviser’s experience in managing the Funds and separate accounts, the Adviser’s historical investment performance and other factors, the Board concluded that the investment performance of the Funds and the Adviser has been satisfactory.

(iii)	The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Funds. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Funds and the Adviser by the principals of the Adviser; the asset levels of the Funds; the Adviser’s prior payment of startup costs for the Funds, the change in assets of the Funds; and the overall expenses of the Funds, including certain fee waivers and expense reimbursements by the Adviser on behalf of the Funds. The Board discussed each Fund’s Expense Limitation Agreement with the Adviser, and considered the Adviser’s past fee waivers with respect to each Fund.

The Board also considered potential benefits to the Adviser in managing the Funds, including promotion of the Adviser’s name and the ability for the Adviser to place small accounts into the Funds.  The Board compared the fees and expenses of each Fund (including the management fee) to a peer group of other funds comparable to the Fund in terms of the type of fund, the style of investment management and the nature of the investment strategy and markets invested in, among other factors.  It was noted that, while the management fee and net expense ratio of each of the Managed Risk 100 Fund, the Tactical Defensive Fund, the Defensive International Fund, the Trilogy Alternative Return Fund and the Tactical Growth Fund were generally higher than the Morningstar category average, they were not the highest in their respective categories and each Fund has a relatively unique investment approach, and therefore comparisons of the Funds’ expenses with other funds in the Funds’ respective Morningstar category were not necessarily appropriate.  The Board also considered that the Managed Risk 100 Fund, the Tactical Defensive Fund, the Defensive International Fund, the Trilogy Alternative Return Fund, the Alternative Income Fund and the Tactical Growth Fund’s size were smaller than many funds in their Morningstar category average. The Board also compared the fees paid by each Fund as compared to the fees paid by other clients of the Adviser, and considered the similarities and differences in the services received by such other clients as compared to the services received by the Funds.  Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by Managed Risk 100 Fund, the Tactical Defensive Fund, the Defensive International Fund, the Trilogy Alternative Return Fund, the Alternative Income Fund and the Tactical Growth Fund are appropriate and within the range of what would have been negotiated at arm’s length.

76	www.stadionfunds.com

Stadion Investment Trust	Approval of Investment Advisory Agreements

May 31, 2016 (Unaudited)

(iv)	The extent to which economies of scale would be realized as the Managed Risk 100 Fund, the Tactical Defensive Fund, the Defensive International Fund, the Trilogy Alternative Return Fund, the Alternative Income Fund and the Tactical Growth Fund grow and whether management fee levels reflect these economies of scale for the benefit of each Fund’s investors. In this regard, the Board considered that each Fund’s fee arrangement with the Adviser involves both a management fee and an Expense Limitation Agreement. In connection with the Alternative Income Fund the Board determined that the Fund currently experiences benefits from the Expense Limitation Agreement. In connection with the Managed Risk 100 Fund, the Tactical Defensive Fund, the Defensive International Fund, the Trilogy Alternative Return Fund and the Tactical Growth Fund, the Board noted that, although the assets of each Fund had grown to a level where the Adviser is receiving its full fee, each Fund has experienced benefits from the Expense Limitation Agreement in prior years. The Board also considered the benefit to the Funds of the existing fee breakpoint. Going forward, the Board noted that each Fund has the potential to benefit from economies of scale under its agreements with the Adviser and other service providers, and acknowledged that, due to the Adviser’s unique investment approach, economies of scale are mitigated by the additional complexities faced by the Adviser as assets under management increase. Following further discussion of the Funds’ asset levels, expectations for growth and levels of fees, the Board determined that the Funds’ fee arrangements with the Adviser continue to provide benefits through the Expense Limitation Agreement and that, at the Funds’ current and projected asset levels for the next year, the Funds’ arrangements with the Adviser are fair and reasonable.

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Advisory Agreements was in the best interest of the Funds and its shareholders. No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the Advisory Agreements. Rather, the Trustees concluded, in light of their weighing and balancing all factors, that approval of the Advisory Agreements was in the best interest of the Funds and its shareholders.

Annual Report | May 31, 2016	77

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stadion Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

The Stadion Funds are distributed by ALPS Distributors, Inc.

Item 2.                      Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics has been filed with the Commission. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.  Pursuant to Item 2(f) of Form N-CSR the registrant has posted such code of ethics on its Internet website.

Item 3.                      Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Ronald C. Baum. Mr. Baum is “independent” for purposes of this Item.  Mr. Baum was a Managing Partner for the Atlanta office of Grant Thornton LLP from 1987 through 2002.

Item 4.                      Principal Accountant Fees and Services.

(a)                       Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or were $81,500 and $81,500 with respect to the registrant’s fiscal years ended May 31, 2016 and 2015, respectively.

(b)                        Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)                        Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $12,000 and $12,000 with respect to each of the registrant’s fiscal years ended May 31, 2016 and 2015, respectively. The services comprising these fees are the preparation of the registrant’s federal and state income and federal excise tax returns, and assistance with distribution calculations.

(d)                        All Other Fees.

(e)(1)                The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)                None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                         Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)                        During the fiscal years ended May 31, 2016 and 2015, aggregate non-audit fees of $12,000 and $12,000, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)                        The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.                      Audit Committee of Listed Registrants.

Not applicable

Item 6.                      Schedule of Investments.

(a)      Schedule filed with Item 1
(b)      Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.                      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.                 Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders. The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11.                 Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                  Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

EXHIBIT LIST

Exhibit 99.CODE ETH                                               Code of Ethics
Exhibit 99.CERT                                                                 Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT                                                      Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stadion Investment Trust

By (Signature and Title)*	/s/ Judson P. Doherty
Judson P. Doherty, President

Date:	August 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	August 8, 2016

By (Signature and Title)*	/s/ Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	August 8, 2016

*	Print the name and title of each signing officer under his or her signature.